UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Municipal Bond Funds

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Semi-Annual Report

November 30, 2012

Share Class / Ticker Symbol

Fund Name	Class A	Class B	Class C	Class I
Nuveen Georgia Municipal Bond Fund	FGATX	NMUBX	FGACX	FGARX
Nuveen Louisiana Municipal Bond Fund	FTLAX	—	FTLCX	FTLRX
Nuveen North Carolina Municipal Bond Fund	FLNCX	FBNCX	FCNCX	FCNRX
Nuveen Tennessee Municipal Bond Fund	FTNTX	FMTBX	FTNCX	FTNRX

LIFE IS COMPLEX.

Nuveen makes things e-simple.

It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready. No more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund distributions and statements from your financial advisor or brokerage account.

OR

www.nuveen.com/accountaccess

If you receive your Nuveen Fund distributions and statements directly from Nuveen.

Must be preceded by or accompanied by a prospectus.	NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Chairman’s

Letter to Shareholders

Dear Shareholders,

Despite the global economy’s ability to muddle through the many economic headwinds of 2012, investors continue to have good reasons to remain cautious. The European Central Bank’s decisions to extend intermediate term financing to major European banks and to support sovereign debt markets have begun to show signs of a stabilized euro area financial market. The larger member states of the European Union (EU) are working diligently to strengthen the framework for a tighter financial and banking union and meaningful progress has been made by agreeing to centralize large bank regulation under the European Central Bank. However, economic conditions in the southern tier members are not improving and the pressures on their political leadership remain intense. The jury is out on whether the respective populations will support the continuing austerity measures that are needed to meet the EU fiscal targets.

In the U.S., the Fed remains committed to low interest rates into 2015 through its third program of Quantitative Easing (QE3). Inflation remains low but a growing number of economists are expressing concern about the economic distortions resulting from negative real interest rates. The highly partisan atmosphere in Congress led to a disappointingly modest solution for dealing with the end-of-year tax and spending issues. Early indications for the new Congressional term have not given much encouragement that the atmosphere for dealing with the sequestration legislation and the debt ceiling issues, let alone a more encompassing “grand bargain,” will be any better than the last Congress. Over the longer term, there are some encouraging trends for the U.S. economy: house prices are beginning to recover, banks and corporations continue to strengthen their financial positions and incentives for capital investment in the U.S. by domestic and foreign corporations are increasing due to more competitive energy and labor costs.

During 2012 U.S. investors have benefited from strong returns in the domestic equity markets and solid returns in most fixed income markets. However, many of the macroeconomic risks of 2012 remain unresolved, including negotiating through the many U.S. fiscal issues, managing the risks of another year of abnormally low U.S. interest rates, sustaining the progress being made in the euro area and reducing the potential economic impact of geopolitical issues, particularly in the Middle East. In the face of these uncertainties, the experienced investment professionals at Nuveen Investments seek out investments that are enjoying positive economic conditions. At the same time they are always on the alert for risks in markets subject to excessive optimism or for opportunities in markets experiencing undue pessimism. Monitoring this process is a critical function for the Fund Board as it oversees your Nuveen Fund on your behalf.

As always, I encourage you to communicate with your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Board

January 22, 2013

4	Nuveen Investments

Portfolio Managers’ Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Portfolio managers Daniel Close and Steven Hlavin review key investment strategies and the performance of the Nuveen Georgia Municipal Bond Fund, the Nuveen Louisiana Municipal Bond Fund, the Nuveen North Carolina Municipal Bond Fund and the Nuveen Tennessee Municipal Bond Fund. Dan has managed the Georgia, North Carolina and Tennessee Funds since 2007 and Steve has managed the Louisiana Fund since 2011.

How did the Funds perform during the six-month period ending November 30, 2012?

The tables in the Fund Performance and Expense Ratios section of this report provide Class A Share total returns for the Funds for the six-month, one-year, five-year and ten-year periods ending November 30, 2012. The tables also compare these returns to each Fund’s benchmark index and its appropriate Lipper classification average. During the past six months, the Class A Shares at net asset value (NAV) of the Georgia, Louisiana, North Carolina and Tennessee Funds all outperformed the S&P Municipal Bond Index as well as their state specific index and their respective Lipper peer group averages.

Going forward, the Funds will only be compared to the primary S&P Municipal Bond Index as the secondary S&P state specific benchmarks will no longer be used. Nuveen Fund Advisors, LLC believes that the S&P Municipal Bond Index is reflective of the Funds’ strategy and provides an appropriate performance comparison for shareholders.

What strategies were used to manage the Funds during the reporting period? How did these strategies influence performance?

All of the Funds continued to employ the same fundamental investment strategies and tactics long relied upon by Nuveen Asset Management. Our municipal bond portfolios are managed with a value-oriented approach and close input from Nuveen Asset Management’s research team. Below we highlight the specific factors influencing each Fund’s investment strategy, as well as how we managed each portfolio in light of recent market conditions.

Nuveen Georgia, North Carolina and Tennessee Municipal Bond Funds

In outperforming the S&P Municipal Bond Index during the six-month period, the Nuveen Georgia Municipal Bond Fund benefited primarily from its duration positioning, meaning its sensitivity to interest rate changes. Specifically, the portfolio had more exposure to longer duration securities, which were more sensitive to falling interest rates than shorter-dated bonds during the past six months and therefore gained disproportionately from the favorable market conditions. A corresponding de-emphasis of very short duration issues also lifted relative performance.

Nuveen Investments	5

In addition, the Fund’s credit quality allocation added modestly to results. Compared to the index, the Fund had additional exposure to non-rated bonds as well as those with credit ratings below BBB, including a number of tax increment financing bonds that we believed had strong underlying credit quality. Given investors’ willingness to take on additional credit risk in exchange for higher yields in a low interest rate environment, these bonds, along with other lower rated issues, enjoyed good results that supported the Fund’s performance. Another positive factor for the Fund was an overweighting in the “other utility” sector, as it proved helpful to own gas prepaid debt, a category of bond issuance that rallied during the period. These securities are used by municipalities to prepay natural gas costs and control energy spending. In contrast, the Fund was underweighted in corporate-backed industrial development revenue bonds, a predominantly lower rated category, and the Fund would have benefited from greater exposure to these securities.

In terms of adding securities to the Georgia portfolio, our management activity was relatively restrained. We believed the Fund was well positioned going into the period from the standpoint of its duration, credit quality allocation and sector diversification. Accordingly, there was little need to buy and sell bonds to improve its structural characteristics. Rather, we remained focused on keeping the Fund’s assets invested as new cash came into the portfolio via bond calls and new shareholder inflows.

New purchases during the past six months consisted of general obligation (GO), public power, health care and sales-tax bonds. Our bond sales were confined to a few instances in which demand for certain securities was extremely high and therefore we could obtain what we thought were particularly good prices for the bonds.

The Nuveen North Carolina Municipal Bond Fund’s outperformance of the S&P Municipal Bond Index stemmed from favorable duration positioning as well, with its combined overweighting in the longest dated bonds and underweighting in the weaker performing shortest dated issues adding to results.

In contrast, the Fund’s performance was hampered by its allocation to higher rated bonds, which did not fare as well as their lower rated, higher yielding counterparts. In part, the portfolio’s overweighting in high quality bonds was a function of the type of issuance that is common in North Carolina. The state regularly brings more high quality bonds to market than many other states, which gave us fewer lower rated choices compared to the national municipal bond market. On a sector basis, the Fund’s overweighting in toll road bonds, a strong performing category during the period, proved helpful, but that effect was counterbalanced by a disappointing allocation to pre-refunded bonds, whose very high credit quality and very short durations were detrimental in a market environment favoring the opposite characteristics.

With very strong shareholder inflows into the North Carolina Fund, we were able to take advantage of a number of attractive investment opportunities, including six different health care issues. Other purchases were scattered across the municipal marketplace, including adding to the Fund’s existing holdings in a large turnpike bond issue and buying higher education, public power and dedicated tax bonds. The new portfolio additions, which we obtained through both the primary (new issue) and secondary municipal markets, generally took place on the longer end of the yield curve and, for the most part, provided mid- to lower-investment-grade credit ratings, enabling us to capture somewhat higher yields.

6	Nuveen Investments

We continued to use a portfolio hedge in a forward interest rate swap that we put in place to keep the Fund’s duration from extending too far from our target. This hedge fulfilled this function as intended and provided a modestly positive contribution to performance during the period.

Like the other Funds in this report, the Nuveen Tennessee Municipal Bond Fund outperformed the S&P Municipal Bond Index, during the six-month period. The duration effect was the same as for the other Funds, maintaining an overweighting in long dated issues, which outperformed the overall market, and a corresponding underweighting in lagging short maturity bonds lifted the Fund’s results on a relative basis.

In contrast, the Tennessee Fund’s credit quality positioning was a negative factor. Compared with the index, the Fund had an underweighting in B-rated and BB-rated bonds, two below investment-grade bond categories that performed well as lower rated issues rallied amid the favorable market conditions for riskier debt. Because Tennessee does not issue a high volume of below investment-grade debt, the Fund’s smaller exposure to these securities compared with the national market hindered results. In sector terms, the Fund’s overweighting in pre-refunded bonds detracted, as did an overweighting in the housing bond sector, given that both of these categories failed to keep pace with the S&P Index. On the positive side, the Fund benefited from its allocation to gas prepaid bonds, a sector that did well.

We made many new purchases for the Tennessee portfolio during the six-month period, funded by a generous level of new shareholder inflows and, to a lesser extent, some bond calls that periodically provided us with proceeds requiring investment. One area of particular focus was water/sewer issues, given the availability of these types of bonds and the value we were able to find among them, and we added several to the portfolio during the reporting period. The health care and multi-family housing sectors also represented areas of particular activity, while we also bought new GO, public power and higher education bonds, as well as a continuing care retirement community bond issue.

While selling activity was limited, we did take advantage of the Fund’s holdings in a gas prepaid bond issue. After receiving an attractive bid, we were able to sell some of our stake in subordinate gas prepaid bonds and obtain similar securities that offered better protection because they were higher in the capital structure, meaning they would have higher priority to be repaid in the event of financial trouble from the issuer.

Our new portfolio additions, from both the primary and secondary municipal markets, focused on longer dated and lower rated bonds when possible. However, given the continual need to invest new assets coming into the portfolio and the types of bonds available for purchase at those times, we periodically moved outside our preferred credit and maturity profile to keep the Fund fully invested.

Nuveen Louisiana Municipal Bond Fund

The Fund’s outperformance of the S&P Municipal Bond Index during the six-month period was driven most notably by the Fund’s duration positioning. The portfolio had more exposure to longer duration (more interest-rate sensitive) bonds and a lower than benchmark allocation to short duration securities. This strategy was helpful for the Fund,

Nuveen Investments	7

because interest rates fell to a greater extent on longer dated issues compared to their shorter maturity counterparts. Another constructive factor was our individual security selection. In particular, we held some Louisiana state gas and fuel tax bonds that enjoyed favorable results and lifted the Fund’s performance.

The Fund benefited from having less exposure to AA-rated bonds, which, owing to their relatively high credit ratings, did not fare as well as lower quality issues, which offered more income and therefore tended to be favored by investors searching for yield in the low interest rate environment. Conversely we maintained an advantageous overweighting in A-rated bonds, the best performing credit quality category of the past six months, and in non-rated issues. Similarly, the Fund benefited from an overweight in BBB-rated securities as the Louisiana market has a higher proportion of BBB-rated securities than the national market.

On balance, the Fund’s sector positioning had a slightly negative influence on performance compared with the Index. One drawback was having less exposure to utility bonds, a category that fared well during the six-month period. Unfortunately, utility bonds are scarcer in Louisiana than in many other states, which led to the Fund’s relative underweighting. In addition, the Fund had more exposure to dedicated sales tax bonds, which, as a category, underperformed the national index. On the plus side, the Fund maintained a beneficial overweighting in the health care sector, with an emphasis on hospital and long-term care facilities, both of which achieved good results as a group.

Our management focus centered on finding attractive places to invest new shareholder inflows, of which there was a healthy amount throughout the period. New purchases took place across a variety of sectors. On the new issue municipal bond market, for example, we purchased corporate-backed bonds for Valero Energy Corporation; a number of A-rated, dedicated sales tax bonds for a handful of local parishes in the state; and bonds for the Louisiana State University System Agricultural and Mechanical College. In the secondary municipal bond market, the three most notable purchases of the period included debt to fund projects for the New Orleans water system, the New Orleans regional transit authority and the Archdiocese of New Orleans.

Our very limited selling activity involved swapping out of Puerto Rico bonds with relatively low coupon income for higher coupon debt of this U.S. territory. As Puerto Rico’s credit outlook became increasingly problematic, we believed it was prudent to focus on the higher-income offerings because they were more defensive and potentially less vulnerable to further weakening in Puerto Rico’s financial position.

Risk Considerations

Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Fund’s use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’ exposure to volatility and interest rate risk.

8	Nuveen Investments

Dividend Information

All share classes of the Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund and the Nuveen Tennessee Municipal Bond Fund experienced two monthly dividend decreases, while the North Carolina Fund experienced only one monthly dividend reduction.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders. As of November 30, 2012, all four Funds had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

Nuveen Investments	9

Fund Performance and Expense Ratios

The Fund Performance and Expense Ratios for each Fund are shown on the following four pages.

Returns quoted represent past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.

Returns may reflect a contractual agreement between certain Funds and the investment adviser to waive certain fees and expenses; see Notes to Financial Statements, Footnote 7 — Management Fees and Other Transactions with Affiliates for more information. In addition, returns may reflect a voluntary expense limitation by the Funds’ investment adviser that may be modified or discontinued at any time without notice. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains.

Comparative Index and Lipper return information is provided for the Funds’ Class A Shares at net asset value (NAV) only.

The expense ratios shown reflect the Funds’ total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the Funds’ most recent prospectus. The expense ratios include management fees and other fees and expenses.

10	Nuveen Investments

Nuveen Georgia Municipal Bond Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of November 30, 2012*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	5.11%	11.42%	5.28%	4.89%
Class A Shares at maximum Offering Price	0.68%	6.74%	4.38%	4.44%
S&P Municipal Bond Index**	4.52%	10.94%	6.09%	5.57%
S&P Georgia Municipal Bond Index**	4.21%	9.10%	5.75%	5.29%
Lipper Georgia Municipal Debt Funds Classification Average**	4.80%	11.43%	5.07%	4.60%

Class B Shares w/o CDSC	4.63%	10.50%	4.46%	4.29%
Class B Shares w/CDSC	-0.37%	6.50%	4.29%	4.29%
Class C Shares	4.85%	10.86%	4.71%	4.33%
Class I Shares	5.15%	11.60%	5.50%	5.11%

Average Annual Total Returns as of December 31, 2012 (Most Recent Calendar Quarter)*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.64%	8.14%	5.01%	4.52%
Class A Shares at maximum Offering Price	-0.74%	3.56%	4.11%	4.08%
Class B Shares w/o CDSC	3.25%	7.35%	4.21%	3.92%
Class B Shares w/CDSC	-1.75%	3.35%	4.04%	3.92%
Class C Shares	3.28%	7.49%	4.44%	3.96%
Class I Shares	3.76%	8.30%	5.23%	4.75%

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within eighteen months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

Expense Ratios
Class A Shares	0.83%
Class B Shares	1.58%
Class C Shares	1.38%
Class I Shares	0.63%

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to the Glossary of Terms Used in this Report for definitions. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	11

Fund Performance and Expense Ratios (continued)

Nuveen Louisiana Municipal Bond Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of November 30, 2012*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	4.77%	11.58%	5.54%	5.01%
Class A Shares at maximum Offering Price	0.36%	6.87%	4.64%	4.57%
S&P Municipal Bond Index**	4.52%	10.94%	6.09%	5.57%
S&P Louisiana Municipal Bond Index**	4.59%	11.11%	6.39%	5.89%
Lipper Other States Municipal Debt Funds Classification Average**	4.15%	10.37%	5.12%	4.61%

Class C Shares	4.52%	11.03%	4.97%	4.45%
Class I Shares	4.87%	11.78%	5.75%	5.20%

Average Annual Total Returns as of December 31, 2012 (Most Recent Calendar Quarter)*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.13%	7.84%	5.24%	4.60%
Class A Shares at maximum Offering Price	-1.22%	3.28%	4.34%	4.16%
Class C Shares	2.87%	7.31%	4.67%	4.03%
Class I Shares	3.23%	8.05%	5.46%	4.78%

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

Expense Ratios
Class A Shares	0.86%
Class C Shares	1.41%
Class I Shares	0.66%

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to the Glossary of Terms Used in this Report for definitions. Indexes and Lipper averages are not available for direct investment.

12	Nuveen Investments

Nuveen North Carolina Municipal Bond Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of November 30, 2012*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	4.98%	12.03%	6.08%	5.15%
Class A Shares at maximum Offering Price	0.53%	7.36%	5.18%	4.70%
S&P Municipal Bond Index**	4.52%	10.94%	6.09%	5.57%
S&P North Carolina Municipal Bond Index**	3.64%	8.82%	6.01%	5.50%
Lipper North Carolina Municipal Debt Funds Classification Average**	4.64%	11.99%	5.22%	4.58%

Class B Shares w/o CDSC	4.70%	11.34%	5.28%	4.52%
Class B Shares w/CDSC	-0.30%	7.34%	5.12%	4.52%
Class C Shares	4.70%	11.55%	5.49%	4.58%
Class I Shares	5.17%	12.34%	6.30%	5.37%

Average Annual Total Returns as of December 31, 2012 (Most Recent Calendar Quarter)*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.31%	8.11%	5.71%	4.75%
Class A Shares at maximum Offering Price	-1.00%	3.57%	4.81%	4.30%
Class B Shares w/o CDSC	3.04%	7.44%	4.94%	4.12%
Class B Shares w/CDSC	-1.96%	3.44%	4.77%	4.12%
Class C Shares	3.03%	7.63%	5.12%	4.17%
Class I Shares	3.50%	8.41%	5.93%	4.95%

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within eighteen months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

Expense Ratios
Class A Shares	0.80%
Class B Shares	1.55%
Class C Shares	1.35%
Class I Shares	0.60%

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to the Glossary of Terms Used in this Report for definitions. Indexes and Lipper averages are not available for direct investment.

Nuveen Investments	13

Fund Performance and Expense Ratios (continued)

Nuveen Tennessee Municipal Bond Fund

Refer to the first page of this Fund Performance and Expense Ratios section for further explanation of the information included within this page.

Fund Performance

Average Annual Total Returns as of November 30, 2012*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	5.33%	12.90%	6.45%	5.51%
Class A Shares at maximum Offering Price	0.89%	8.19%	5.53%	5.06%
S&P Municipal Bond Index**	4.52%	10.94%	6.09%	5.57%
S&P Tennessee Municipal Bond Index**	4.67%	11.29%	5.88%	5.20%
Lipper Other States Municipal Debt Funds Classification Average**	4.15%	10.37%	5.12%	4.61%

Class B Shares w/o CDSC	5.04%	12.19%	5.67%	4.89%
Class B Shares w/CDSC	0.04%	8.19%	5.51%	4.89%
Class C Shares	5.15%	12.33%	5.89%	4.95%
Class I Shares	5.53%	13.14%	6.66%	5.73%

Average Annual Total Returns as of December 31, 2012 (Most Recent Calendar Quarter)*

	Cumulative	Average Annual

	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	3.59%	8.78%	6.06%	5.13%
Class A Shares at maximum Offering Price	-0.79%	4.22%	5.15%	4.68%
Class B Shares w/o CDSC	3.30%	8.10%	5.29%	4.50%
Class B Shares w/CDSC	-1.70%	4.10%	5.12%	4.50%
Class C Shares	3.40%	8.23%	5.48%	4.56%
Class I Shares	3.78%	9.10%	6.27%	5.34%

Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within eighteen months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Expense Ratios as of Most Recent Prospectus

Expense Ratios
Class A Shares	0.81%
Class B Shares	1.56%
Class C Shares	1.36%
Class I Shares	0.61%

*	Six-month returns are cumulative; all other returns are annualized.

**	Refer to the Glossary of Terms Used in this Report for definitions. Indexes and Lipper averages are not available for direct investment.

14	Nuveen Investments

Yields as of November 30, 2012

Nuveen Investments	15

Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.

The SEC 30-Day Yield is a standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower.

Nuveen Georgia Municipal Bond Fund

	Dividend Yield	SEC 30-Day Yield	Taxable- Equivalent Yield[1]
Class A Shares[5]	3.45%	1.65%	2.44%
Class B Shares	2.87%	0.99%	1.46%
Class C Shares	3.09%	1.18%	1.74%
Class I Shares	3.83%	1.92%	2.84%

Nuveen Louisiana Municipal Bond Fund

	Dividend Yield	SEC 30-Day Yield	Taxable- Equivalent Yield[2]
Class A Shares[5]	3.49%	2.36%	3.43%
Class C Shares	3.14%	1.92%	2.79%
Class I Shares	3.84%	2.66%	3.87%

Nuveen North Carolina Municipal Bond Fund

	Dividend Yield	SEC 30-Day Yield	Taxable- Equivalent Yield[3]
Class A Shares[5]	3.32%	1.60%	2.41%
Class B Shares	2.78%	0.94%	1.42%
Class C Shares	2.94%	1.13%	1.70%
Class I Shares	3.67%	1.87%	2.82%

Nuveen Tennessee Municipal Bond Fund

	Dividend Yield	SEC 30-Day Yield	Taxable- Equivalent Yield[4]
Class A Shares[5]	3.04%	1.79%	2.64%
Class B Shares	2.45%	1.13%	1.67%
Class C Shares	2.65%	1.35%	1.99%
Class I Shares	3.37%	2.06%	3.04%

1	TheTaxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.3%.

2	TheTaxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.2%.

3	TheTaxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 33.6%.

4	TheTaxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.3%.

5	The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load, and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.

Holding Summaries as of November 30, 2012

This data relates to the securities held in each Fund’s portfolio of investments. It should not be construed as a measure of performance for the Fund itself.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by these national rating agencies.

Nuveen Georgia Municipal Bond Fund

Bond Credit Quality1

Nuveen Louisiana Municipal Bond Fund

Bond Credit Quality1

Nuveen North Carolina Municipal Bond Fund

Bond Credit Quality2

Nuveen Tennessee Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/General	27.7%
Health Care	15.8%
Water and Sewer	14.5%
Tax Obligation/Limited	11.5%
Utilities	10.1%
Education and Civic Organizations	6.8%
U.S. Guaranteed	5.8%
Other	7.8%

Portfolio Composition[1]
Tax Obligation/Limited	27.3%
Health Care	17.9%
Education and Civic Organizations	12.2%
Tax Obligation/General	10.5%
Transportation	5.9%
Housing/Multifamily	5.0%
Water and Sewer	4.2%
Materials	3.4%
Other	13.6%

Portfolio Composition[2]
Health Care	19.7%
Tax Obligation/Limited	19.0%
Water and Sewer	17.1%
Transportation	13.0%
U.S. Guaranteed	10.5%
Utilities	9.0%
Education and Civic Organizations	6.7%
Other	5.0%

Portfolio Composition[1]
Water and Sewer	19.4%
Health Care	17.0%
Utilities	16.6%
Tax Obligation/General	16.6%
Education and Civic Organizations	8.0%
U.S. Guaranteed	7.6%
Housing/Multifamily	7.6%
Other	7.2%

1	As a percentage of total investments. Holdings are subject to change.

2	As a percentage of total investments (excluding investments in derivatives). Holdings are subject to change.

16	Nuveen Investments

Expense Examples

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the end of the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.

Nuveen Georgia Municipal Bond Fund

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/12)	$1,051.10	$1,046.30	$1,048.50	$1,051.50	$1,021.01	$1,017.25	$1,018.25	$1,022.01
Expenses Incurred During Period	$4.16	$8.00	$6.98	$3.14	$4.10	$7.89	$6.88	$3.09

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .81%, 1.56%, 1.36% and .61% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Louisiana Municipal Bond Fund

				Hypothetical Performance
	Actual Performance			(5% annualized return before expenses)
	A Shares	C Shares	I Shares	A Shares	C Shares	I Shares
Beginning Account Value (6/01/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/12)	$1,047.70	$1,045.20	$1,048.70	$1,020.81	$1,018.05	$1,021.86
Expenses Incurred During Period	$4.36	$7.18	$3.29	$4.31	$7.08	$3.24

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .85%, 1.40% and .64% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Investments	17

Expense Examples (continued)

Nuveen North Carolina Municipal Bond Fund

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/12)	$1,049.80	$1,047.00	$1,047.00	$1,051.70	$1,021.06	$1,017.30	$1,018.30	$1,022.06
Expenses Incurred During Period	$4.11	$7.95	$6.93	$3.09	$4.05	$7.84	$6.83	$3.04

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .80%, 1.55%, 1.35% and .60% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Nuveen Tennessee Municipal Bond Fund

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/12)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/12)	$1,053.30	$1,050.40	$1,051.50	$1,055.30	$1,021.11	$1,017.30	$1,018.35	$1,022.11
Expenses Incurred During Period	$4.07	$7.97	$6.89	$3.04	$4.00	$7.84	$6.78	$2.99

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .79%, 1.55%, 1.34% and .59% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

18	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.6%

$15,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BB–	$1,171,500
	Education and Civic Organizations – 6.8%

1,000	Athens Housing Authority, Georgia, Student Housing Lease Revenue Bonds, UGAREF East Campus Housing LLC Project, Series 2009, 5.250%, 6/15/35	6/19 at 100.00	Aa2	1,129,250

1,000	Atlanta Development Authority, Georgia, Educational Facilities Revenue Bonds, Science Park LLC Project, Series 2007, 5.000%, 7/01/39	7/17 at 100.00	Aa3	1,130,260

1,375	Fulton County Development Authority Georgia Tech Foundation, 5.000%, 11/01/31	5/22 at 100.00	AA+	1,681,914

1,835	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science Building, Series 2004, 5.250%, 5/01/17 – NPFG Insured	5/14 at 100.00	Aa3	1,953,302

3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2008C, 5.000%, 9/01/38	9/18 at 100.00	AA+	3,505,170

75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University Project, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa2	88,997

3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa2	3,827,244
11,685	Total Education and Civic Organizations			13,316,137
	Health Care – 15.6%

3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28	6/13 at 100.00	B+	3,017,360

	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical Center, Series 2004:
1,885	5.000%, 12/01/16	12/14 at 100.00	BBB–	1,959,608
1,760	5.000%, 12/01/26	12/14 at 100.00	BBB–	1,804,458

350	Coweta County Development Authority, Georgia, Revenue Bonds, Piedmont Healthcare, Inc. Project, Series 2010, 5.000%, 6/15/40	6/20 at 100.00	AA–	388,325

1,500	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	1,701,720

3,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45	2/41 at 100.00	AA–	3,359,130

1,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett Hospital System Inc. Project, Series 2004B, 5.000%, 10/01/29	10/14 at 100.00	Aa1	1,319,613

	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series 2007:
2,500	5.250%, 10/01/35	10/17 at 100.00	A+	2,741,325
2,000	5.250%, 10/01/42	10/17 at 100.00	A+	2,166,880

2,025	Macon-Bibb County Hospital Authority, Georgia, Revenue Anticipation Certificates, Medical Center of Central Georgia Inc., Series 2009, 5.000%, 8/01/35	8/19 at 100.00	AA	2,237,787

2,240	Richmond County Development Authority, Georgia, Revenue Bonds, Medical College of Georgia, Cancer Research Center Project, Series 2004A, 5.000%, 12/15/24 – AMBAC Insured	12/14 at 100.00	A1	2,338,426

4,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System, Series 2003, 5.250%, 7/01/23 – RAAI Insured	1/14 at 100.00	A3	4,166,479

1,000	The Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2010, 5.000%, 8/01/21 – AGM Insured	No Opt. Call	AA–	1,192,300

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$2,250	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center, Series 2007, 5.000%, 10/01/33	10/17 at 100.00	A+	$2,395,238
29,030	Total Health Care			30,788,649
	Housing/Multifamily – 2.6%

3,615	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, KSU Village II Real Estate Foundation LLC Project, Series 2007A, 5.250%, 7/15/38 – AMBAC Insured	7/17 at 100.00	Baa2	3,786,026

1,400	DeKalb County Housing Authority, Georgia, Multifamily Housing Revenue Bonds, Green of Stonecrest Apartments, Series 2001A-1, 5.550%, 12/01/34 – AMBAC Insured (Alternative Minimum Tax)	6/13 at 100.00	N/R	1,400,784
5,015	Total Housing/Multifamily			5,186,810
	Industrials – 1.3%

2,500	Fulton County Development Authority, Georgia, Local District Cooling Authority Revenue Bonds, Maxon Atlantic Station LLC, Series 2005A, 5.125%, 3/01/26 (Mandatory put 3/01/15) (Alternative Minimum Tax)	9/15 at 100.00	BBB	2,564,025
	Materials – 0.6%

1,000	Savannah Economic Development Authority, Georgia, Pollution Control Revenue Bonds, Union Camp Corporation, Series 1995, 6.150%, 3/01/17	No Opt. Call	Baa3	1,131,240
	Tax Obligation/General – 27.3%

1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Refunding and Improvement Revenue Bonds, Memorial Health University Medical Center Inc., Series 2012A, 5.000%, 1/01/31	1/22 at 100.00	AA	1,178,470

1,500	Cherokee County Resource Recovery Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ball Ground Recycling LLC Project, Series 2007A, 5.000%, 7/01/37 – AMBAC Insured (Alternative Minimum Tax)	7/17 at 100.00	AA+	1,619,925

2,200	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical Center, Series 2007, 5.000%, 1/01/32 – NPFG Insured	1/17 at 100.00	Aa1	2,447,170

1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32	1/22 at 100.00	Aa1	1,643,712

3,500	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – AGM Insured	1/17 at 100.00	AA+	3,959,200

4,760	Douglas County School District, Georgia, General Obligation Bonds, Series 2007, 5.000%, 4/01/25 – AGM Insured	4/17 at 100.00	AA+	5,520,409

3,000	East Point Building Authority, Georgia, Revenue Bonds, Water and Sewer Project Revenue Bonds, Series 2006A, 5.000%, 2/01/34 – SYNCORA GTY Insured	2/16 at 100.00	N/R	3,050,490

1,145	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical Center, Series 2003, 5.000%, 7/01/20 – NPFG Insured	7/13 at 101.00	Aa2	1,183,483

3,000	Forsyth County School District, Georgia, General Obligation Bonds, Series 2005, 5.000%, 2/01/25 – NPFG Insured	2/15 at 100.00	AA+	3,254,220

2,260	Forsyth County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2007, 5.000%, 4/01/37 – AGM Insured	4/17 at 100.00	Aaa	2,579,880

3,500	Georgia Environmental Loan Acquisition Corporation, Local Government Loan Securitization Bonds, Loan Pool Series 2011, 5.125%, 3/15/31	3/21 at 100.00	Aaa	4,157,090

500	Georgia State, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	559,735

500	Georgia State, General Obligation Bonds, Series 2007E, 5.000%, 8/01/24	8/17 at 100.00	AAA	586,615

280	Georgia State, General Obligation Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	AAA	342,726

5,100	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%, 2/01/36 (UB)	2/18 at 100.00	AAA	5,911,563

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$1,690	Gwinnett County School District, Georgia, General Obligation Bonds, Tender Option Bond Trust 2868, 13.612%, 2/01/16 (IF)	No Opt. Call	AAA	$2,485,635

1,625	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series 2004, 5.000%, 7/01/21 – NPFG Insured	7/14 at 101.00	Aa1	1,739,530

5,270	La Grange-Troup County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2008A, 5.500%, 7/01/38	7/18 at 100.00	Aa2	5,898,236

	Paulding County School District, Georgia, General Obligation Bonds, Series 2007:
710	4.750%, 2/01/29	2/17 at 100.00	AA+	801,711
1,250	5.000%, 2/01/33	2/17 at 100.00	AA+	1,425,125

1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	Aa2	1,145,420

2,200	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%, 3/01/23 – SYNCORA GTY Insured	3/16 at 100.00	N/R	2,262,084
47,390	Total Tax Obligation/General			53,752,429
	Tax Obligation/Limited – 11.3%

3,200	Atlanta Downtown Development Authority, Georgia, Revenue Bonds, Downtown Parking Deck, Series 2006A, 5.000%, 12/01/31 – NPFG Insured	6/16 at 100.00	Aa2	3,544,160

	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007:
395	5.250%, 12/01/22 – AGC Insured	12/17 at 100.00	AA–	439,398
1,420	5.000%, 12/01/23 – AGC Insured	12/17 at 100.00	AA–	1,557,314

2,500	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed, 7.375%, 1/01/31	1/19 at 100.00	A2	3,120,775

125	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008C. Remarketed, 7.500%, 1/01/31	1/19 at 100.00	A2	156,905

1,575	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005A, 5.625%, 1/01/16 (Alternative Minimum Tax)	7/15 at 100.00	A–	1,713,175

	Atlanta, Georgia, Tax Allocation Bonds, Eastside Project, Series 2005B:
400	5.400%, 1/01/20	7/15 at 100.00	A–	434,948
1,575	5.600%, 1/01/30	7/15 at 100.00	A–	1,726,169

1,000	Atlanta, Georgia, Tax Allocation Bonds, Princeton Lakes Project, Series 2006, 5.500%, 1/01/31	1/16 at 100.00	BBB–	1,022,690

960	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds, Performing Arts Center, Series 2004, 5.000%, 1/01/22	1/14 at 100.00	AAA	1,006,675

200	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	A+	252,786

	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series 1993:
280	5.500%, 10/01/18 – NPFG Insured	No Opt. Call	BBB	304,492
155	5.625%, 10/01/26 – NPFG Insured	10/19 at 100.00	BBB	183,830

265	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	303,028

1,605	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, City of Macon Projects, Series 2002A, 5.000%, 8/01/17	8/13 at 100.00	A+	1,626,395

1,325	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Series 2007, 5.250%, 7/01/28 – FGIC Insured	No Opt. Call	AA+	1,751,504

2,195	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992N, 6.250%, 7/01/18	No Opt. Call	AAA	2,533,930

540	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds, Series 1992P, 6.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aa2	634,554
19,715	Total Tax Obligation/Limited			22,312,728

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation – 2.6%

$1,290	Atlanta, Georgia, Airport General Revenue Bonds, Series 2012C, 5.000%, 1/01/42 (Alternative Minimum Tax)	1/22 at 100.00	A+	$1,456,049

3,335	Atlanta, Georgia, Airport Passenger Facilities Charge Revenue Bonds, Series 2004J, 5.000%, 1/01/34 – AGM Insured	1/15 at 100.00	AA–	3,561,346
4,625	Total Transportation			5,017,395
	U.S. Guaranteed – 5.7% (4)

405	Brunswick, Georgia, Water and Sewerage Revenue Refunding and Improvement Bonds, Series 1992, 6.100%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	BBB (4)	494,060

1,040	Carrollton Payroll Development Authority, Georgia, Revenue Anticipation Certificates, University of West Georgia, Campus Center Project, Series 2004, 5.250%, 8/01/23 (Pre-refunded 8/01/14) – NPFG Insured	8/14 at 100.00	A1 (4)	1,123,980

890	Columbia County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 6/01/22 (Pre-refunded 6/01/14) – AGM Insured	6/14 at 100.00	Aa2 (4)	952,914

3,750	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light Commission Project, Series 2002, 5.250%, 1/01/22 (Pre-refunded 1/01/13) – FGIC Insured	1/13 at 100.00	N/R (4)	3,766,350

970	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 (Pre-refunded 1/01/14) – FGIC Insured	1/14 at 100.00	AA– (4)	1,019,121

3,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series 2003A, 5.000%, 1/01/22 (Pre-refunded 1/01/13) – NPFG Insured	1/13 at 100.00	A+ (4)	3,012,060

770	Private Colleges and University Facilities Authority, Georgia, Revenue Bonds, Mercer University, Series 1991, 6.500%, 11/01/15 – NPFG Insured (ETM)	No Opt. Call	BBB (4)	859,081
10,825	Total U.S. Guaranteed			11,227,566
	Utilities – 10.0%

400	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Ogelthrope Power Company – Vogtle Plant, Series 2008, 0.900%, 1/01/39 (Mandatory put 3/01/13)	No Opt. Call	A	400,368

3,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A, 5.000%, 1/01/26 – NPFG Insured	1/17 at 100.00	A+	3,353,250

1,500	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1992B, 6.375%, 1/01/16	1/15 at 100.00	A+	1,684,590

2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A+	2,331,640

1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Series 2012, 5.000%, 1/01/28 – AGM Insured	No Opt. Call	AA–	1,449,900

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B:
750	5.000%, 3/15/19	No Opt. Call	A	867,570
500	5.000%, 3/15/21	No Opt. Call	A	582,340
2,315	5.000%, 3/15/22	No Opt. Call	A	2,715,611

	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A:
1,000	5.000%, 3/15/18	No Opt. Call	A+	1,159,810
60	5.500%, 9/15/23	No Opt. Call	A	73,959
2,585	5.500%, 9/15/27	No Opt. Call	A	3,222,875

1,200	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	1/15 at 35.98	A+	398,076

1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A+	1,461,673
17,660	Total Utilities			19,701,662

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer – 14.4%

$4,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	A1	$5,025,959

800	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2001, 5.000%, 8/01/35 – AGM Insured	8/18 at 100.00	AA	932,912

110	Columbia County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 6/01/22 – AGM Insured	6/14 at 100.00	AA+	116,881

1,000	Commerce, Georgia, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2006, 5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	Aa3	1,075,400

145	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26 – AMBAC Insured	6/13 at 100.00	Aa2	147,005

	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2007:
1,100	5.000%, 6/01/32	6/18 at 100.00	Aa2	1,267,123
3,760	5.000%, 6/01/37	6/18 at 100.00	Aa2	4,266,321

1,000	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 – AGM Insured	10/16 at 100.00	Aa2	1,116,970

1,150	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	Aa2	1,492,079

1,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	1,769,775

2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2003A, 5.000%, 10/01/23	10/13 at 100.00	Aa2	2,593,475

1,775	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewage Revenue Bonds, Series 2007, 5.000%, 6/01/37 – NPFG Insured	6/17 at 100.00	Aa2	2,038,179

1,000	Douglasville-Douglas County Water and Sewer Authority, Georgia, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/29 – NPFG Insured	12/15 at 100.00	Aa2	1,115,670

1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/35 – FGIC Insured	1/14 at 100.00	AA–	1,042,040

2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,489,900

1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%, 12/01/16 – AGM Insured	No Opt. Call	AA–	1,094,890

100	Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008, 5.625%, 1/01/33	1/19 at 100.00	AA+	122,180

465	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, The Oconee-Hard Creek Reservoir Project, Series 2008, 5.000%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa2	524,590
24,405	Total Water and Sewer			28,231,349
$188,850	Total Investments (cost $177,794,189) – 98.8%			194,401,490
	Floating Rate Obligations – (1.7)%			(3,380,000)
	Other Assets Less Liabilities – 2.9%			5,814,104
	Net Assets – 100%			$196,835,594

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Georgia Municipal Bond Fund (continued)

November 30, 2012

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

24	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 3.1%

	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series 2001B:
$1,895	5.500%, 5/15/30	5/13 at 100.00	A1	$1,932,900
2,135	5.875%, 5/15/39	5/13 at 100.00	A–	2,177,700
4,030	Total Consumer Staples			4,110,600
	Education and Civic Organizations – 12.2%

1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State University Student Housing-Cowboy Facilities, Inc. Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	Aa3	1,173,340

815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA–	962,050

1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Project, Series 2010, 5.250%, 10/01/30 – AGM Insured	10/20 at 100.00	AA–	1,752,885

750	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41	5/21 at 100.00	BBB	895,583

1,035	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,117,821

1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking Project, Cowboys Facilities Inc., Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	Aa3	1,381,967

1,460	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University Student Housing Facilities Inc., Series 2004A, 5.000%, 8/01/27 – NPFG Insured	8/14 at 100.00	A3	1,504,559

1,600	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Series 2007, 4.500%, 7/01/37 – CIFG Insured	7/17 at 100.00	Baa2	1,652,464

3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	A+	3,428,790

1,530	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology, Series 2006, 5.250%, 3/01/26 – NPFG Insured	9/16 at 100.00	A+	1,680,858

375	Louisiana State University and Agricultural and Mechanical College Board of Supervisors, Auxiliary Revenue Bonds, Series 2012, 5.000%, 7/01/25	7/22 at 100.00	AA–	462,015
14,285	Total Education and Civic Organizations			16,012,332
	Energy – 1.4%

1,700	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	1,893,188
	Health Care – 17.8%

1,000	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39	1/21 at 100.00	BBB	1,150,760

1,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	Baa2	1,198,050

2,000	Louisiana Public Facilities Authority, Revenue Bonds, Christus Health, Refunding Series 2009A, 6.000%, 7/01/29	7/19 at 100.00	A+	2,385,760

3,410	Louisiana Public Facilities Authority, Health Facilities Revenue Refunding Bonds, Sisters of Mercy Health System of St. Louis Inc., Series 1993A, 5.000%, 6/01/19	No Opt. Call	AA–	3,787,862

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$1,800	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured	No Opt. Call	AA–	$2,225,556

2,620	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Touro Infirmary, Series 1999A, 5.625%, 8/15/29	2/13 at 100.00	BB+	2,623,563

2,550	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series 2004, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	BBB	2,712,588

1,500	Louisiana Public Facilities Authority, Revenue Bonds, Franciscan Missionaries of Our Lady of Health System Project, Series 2009, 6.750%, 7/01/39	7/19 at 100.00	A+	1,831,350

5,050	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2007A, 5.500%, 5/15/47	5/17 at 100.00	Baa1	5,450,058
20,930	Total Health Care			23,365,547
	Housing/Multifamily – 5.0%

2,000	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	2,274,820

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A, 6.500%, 6/20/37	6/36 at 101.00	Aa1	1,052,110

3,000	Louisiana Public Facilities Authority, Grambling University Black and Gold Facilities Project Revenue Bonds, Series 2007A, 5.000%, 7/01/39 – CIFG Insured	7/17 at 100.00	AA–	3,168,210
6,000	Total Housing/Multifamily			6,495,140
	Housing/Single Family – 1.4%

450	Calcasieu Parish Public Trust Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2006B, 5.350%, 9/01/38 (Alternative Minimum Tax)	9/16 at 104.00	Aaa	451,598

185	East Baton Rouge Mortgage Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Family Mortgage Revenue Refunding Bonds, Series 1997D, 5.900%, 10/01/30 (Alternative Minimum Tax)	4/13 at 100.00	Aaa	189,732

825	Jefferson Parish Finance Authority, Louisiana, Single Family Mortgage Revenue Bonds, Series 2007C, 5.500%, 12/01/39	6/17 at 103.50	Aa1	891,644

205	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1998A, 5.450%, 12/01/30 (Alternative Minimum Tax)	6/13 at 100.00	Aaa	205,310

110	Rapides Finance Authority, Louisiana, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1998B, 5.350%, 6/01/26	6/13 at 100.00	Aaa	110,223
1,775	Total Housing/Single Family			1,848,507
	Long-Term Care – 2.3%

3,000	Louisiana Housing Finance Agency, GNMA Collateralized Mortgage Revenue Bonds, St. Dominic Assisted Care Facility, Series 1995, 6.950%, 9/01/36	3/13 at 100.00	AA+	3,051,180
	Materials – 3.4%

1,250	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company Project, Series 1998A, 5.600%, 11/01/22 (Alternative Minimum Tax)	5/13 at 100.00	BBB	1,253,988

1,500	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB–	1,774,680

1,305	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A, 5.125%, 6/01/37	6/17 at 100.00	BBB	1,408,434
4,055	Total Materials			4,437,102

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 10.4%

$1,465	Calcasieu Parish School District 23, Louisiana, General Obligation Bonds, Refunding Series 2012A, 5.000%, 2/15/29	2/22 at 100.00	A+	$1,746,588

1,345	Lafayette Parish Law Enforcement District, Louisiana, Limited Tax Revenue Bonds, Series 2012, 3.000%, 3/01/29	3/22 at 100.00	AA	1,403,050

1,370	LaFourche Parish Consolidated School District 1, Louisiana, General Obligation Bonds, Series 2012, 5.000%, 3/01/29	3/23 at 100.00	A+	1,662,139

2,085	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA–	2,530,982

3,170	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2005, 5.250%, 12/01/25 – NPFG Insured	12/15 at 100.00	A3	3,410,857

1,000	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,195,440

1,000	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2011C, 6.500%, 7/01/40	7/21 at 100.00	Baa1	1,149,150

500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31	8/21 at 100.00	A+	588,555
11,935	Total Tax Obligation/General			13,686,761
	Tax Obligation/Limited – 27.1%

1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32	No Opt. Call	A	1,442,599

2,000	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Refunding Bonds, Series 2012, 5.000%, 7/15/27	No Opt. Call	A+	2,360,420

	Ernest N. Morial-New Orleans Exhibition Hall Authority, Louisiana, Special Tax Revenue Bonds, Senior Subordinate Series 2004:
2,525	5.000%, 7/15/15 – AMBAC Insured	7/14 at 101.00	A+	2,686,777
2,000	5.000%, 7/15/21 – AMBAC Insured	7/14 at 101.00	A+	2,086,840

750	Jefferson Parish School Board, Louisiana, Sales and Use Tax Revenue Bonds, Refunding Series 2012, 5.000%, 2/01/25 (WI/DD, Settling 12/05/12)	No Opt. Call	AA	959,453

1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36	3/21 at 100.00	AA	2,135,437

2,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured	6/22 at 100.00	AA–	2,381,800

1,000	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B, 5.000%, 6/01/22 – AMBAC Insured	6/16 at 100.00	A–	1,103,250

900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	Aa3	1,021,482

1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 – AGM Insured	12/21 at 100.00	AA–	1,212,720

725	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Bossier City Public Improvement Projects, Series 2007, 5.000%, 11/01/32 – AMBAC Insured	11/17 at 100.00	Aa3	827,247

1,190	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Jefferson Parish Project, Refunding Series 2009A, 5.375%, 4/01/31	4/19 at 100.00	Aa2	1,381,340

1,400	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Community and Technical College System Facilities Corporation Project, Capital Appreciation Series 2011, 0.000%, 10/01/20	No Opt. Call	AA–	1,169,588

1,500	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 4.000%, 5/01/35	5/22 at 100.00	Aa1	1,651,365

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Louisiana Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (UB)	5/20 at 100.00	AA	$1,179,300

1,500	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/31 – AGM Insured (UB)	5/16 at 100.00	Aa1	1,691,190

1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 11899, 17.981%, 5/01/33 (IF)	5/20 at 100.00	AA	1,699,230

5,505	Orleans Parish School Board, Louisiana, Public School Refunding Bonds, Series 1991, 0.000%, 2/01/15 – FGIC Insured	No Opt. Call	N/R	4,907,873

1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2012U, 5.250%, 7/01/42 – AMBAC Insured	7/22 at 100.00	Baa1	1,027,630

20,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/56	No Opt. Call	AA–	1,598,000

1,000	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Refunding Series 2012, 4.000%, 3/01/24	No Opt. Call	A	1,111,230

15	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/18 – AGM Insured	3/14 at 101.00	AA–	15,968
51,120	Total Tax Obligation/Limited			35,650,739
	Transportation – 5.9%

2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Refunding Bonds, Parking Facilities Corporation – Phase I Project, Series 2012, 4.250%, 10/01/36 – AGM Insured	10/17 at 100.00	AA–	2,070,180

1,700	New Orleans Aviation Board, Louisiana, Gulf Opportunity Zone Revenue Bonds, Passenger Facility Charge Projects, Series 2010A, 5.250%, 1/01/41	1/20 at 100.00	A–	1,916,478

2,115	New Orleans Aviation Board, Louisiana, Revenue Bonds, Series 2007A, 5.250%, 1/01/32 – AGM Insured (Alternative Minimum Tax)	1/18 at 100.00	AA–	2,334,199

1,305	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2008, 5.125%, 4/01/38 – AGC Insured (Alternative Minimum Tax)	4/18 at 100.00	AA–	1,408,330
7,120	Total Transportation			7,729,187
	U.S. Guaranteed – 2.4% (4)

1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2005A, 6.375%, 7/01/30 (Pre-refunded 7/02/14)	7/14 at 100.00	A+ (4)	1,094,790

1,000	Louisiana State Office Facilities Corporation, Lease Revenue Bonds, State Capitol Complex Program, Series 2003, 5.000%, 11/01/21 (Pre-refunded 11/01/13) – NPFG Insured	11/13 at 100.00	AA– (4)	1,043,390

985	Saint Bernard Parish, Louisiana, Sales and Use Tax Revenue Bonds, Series 2004, 5.000%, 3/01/18 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 101.00	AA– (4)	1,052,935
2,985	Total U.S. Guaranteed			3,191,115
	Utilities – 2.9%

1,000	Lafayette City and Parish, Louisiana, Utilities Revenue Bonds, Series 2004, 5.250%, 11/01/20 – NPFG Insured	11/14 at 100.00	A+	1,072,990

1,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A, 5.050%, 7/01/42	7/22 at 100.00	BBB+	1,540,665

1,000	Saint Tammany Parish, Louisiana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40	8/20 at 100.00	A+	1,135,710
3,500	Total Utilities			3,749,365
	Water and Sewer – 4.2%

500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Refunding Bonds, Series 2011, 5.125%, 4/01/37	4/21 at 100.00	A	569,720

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$1,000	Kenner Consolidated Sewer District, Louisiana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 – AGM Insured	11/21 at 100.00	AA–	$1,150,830

1,000	New Orleans, Louisiana, Water Revenue Bonds, Series 2002, 5.000%, 12/01/22 – FGIC Insured	12/12 at 100.00	BBB–	1,002,720

1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	Baa2	1,060,400

1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37	11/22 at 100.00	A+	1,716,240
5,000	Total Water and Sewer			5,499,910
$137,435	Total Investments (cost $119,526,667) – 99.5%			130,720,673
	Floating Rate Obligations – (1.4)%			(1,875,000)
	Other Assets Less Liabilities – 1.9%			2,554,741
	Net Assets – 100%			$131,400,414

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.7%

$3,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/13 at 100.00	BBB	$3,003,390

425	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A, 6.750%, 10/01/37	10/19 at 100.00	BBB	508,249
3,425	Total Consumer Staples			3,511,639
	Education and Civic Organizations – 6.9%

1,550	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 – NPFG Insured	No Opt. Call	Aa2	1,843,586

1,250	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured	4/21 at 100.00	AA–	1,407,100

1,440	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, High Point University, Series 2012, 5.000%, 5/01/32	5/21 at 100.00	BBB+	1,607,976

	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A:
1,030	6.000%, 6/01/31	6/18 at 100.00	BBB	1,166,959
60	6.125%, 6/01/35	6/18 at 100.00	BBB	67,805

3,000	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Series 2009, 5.000%, 1/01/38	1/19 at 100.00	AA	3,495,510

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales University, Series 2003A:
1,000	5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,008,270
3,350	5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	3,367,320

1,500	North Carolina Capital Facilities Finance Agency, Revenue Bonds, The Methodist University, Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BBB	1,668,300

255	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/20 – AMBAC Insured	4/13 at 100.00	N/R	255,594

245	University of North Carolina System, Pooled Revenue Bonds, Series 2004C, 5.000%, 4/01/29 – AMBAC Insured	4/14 at 100.00	Aa3	256,824

	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997:
4,000	0.000%, 8/01/15	No Opt. Call	Aaa	3,942,920
4,265	0.000%, 8/01/18	No Opt. Call	Aaa	4,004,451
2,750	0.000%, 8/01/20	No Opt. Call	Aaa	2,453,523

785	University of North Carolina, Charlotte, Certificates of Participation, Student Housing Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured	3/15 at 100.00	A	856,364

4,000	University of North Carolina, Charlotte, General Revenue Bonds, Series 2007B, 5.000%, 4/01/32 – AGM Insured	4/17 at 100.00	AA–	4,566,160

1,300	University of North Carolina, Greensboro, General Revenue Bonds, Series 2009A, 5.000%, 4/01/34 – AGC Insured	4/19 at 100.00	AA–	1,532,245
31,780	Total Education and Civic Organizations			33,500,907
	Health Care – 20.2%

	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series 2007:
3,005	5.250%, 10/01/27	10/17 at 100.00	N/R	3,134,936
2,275	5.250%, 10/01/38	10/17 at 100.00	N/R	2,335,333

2,900	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39	1/19 at 100.00	AA–	3,282,452

3,050	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47	1/18 at 100.00	AA–	3,295,800

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A:
$1,615	5.000%, 1/15/31	1/22 at 100.00	AA–	$1,911,449
5,090	5.000%, 1/15/43	1/22 at 100.00	AA–	5,855,536

3,250	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured	4/18 at 100.00	AA–	3,636,003

2,140	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 5.000%, 11/01/41	5/22 at 100.00	A	2,402,022

2,445	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured	10/19 at 100.00	AA–	2,772,752

3,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	AA	3,491,550

3,750	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health Inc., Series 2010A, 5.250%, 11/01/40	11/20 at 100.00	AA–	4,229,400

5,660	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Morehead Memorial Hospital Project, Series 2005, 5.000%, 11/01/30 – AGM Insured	5/15 at 100.00	AA–	5,934,963

2,770	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue Ridge HealthCare, Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,961,407

4,665	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, FirstHealth of the Carolinas Project, Refunding Series 2012A, 4.000%, 10/01/39	10/17 at 100.00	AA	4,752,142

6,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 4.000%, 12/01/45	12/22 at 100.00	AA–	6,212,880

	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, Cape Fear Valley Health System, Series 2012A:
2,300	5.000%, 10/01/26 (WI/DD, Settling 12/19/12)	10/22 at 100.00	A–	2,738,978
3,950	5.000%, 10/01/32 (WI/DD, Settling 12/19/12)	10/22 at 100.00	A–	4,629,914

5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds, WakeMed, Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	AA–	5,994,600

6,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2010A, 5.000%, 6/01/42	6/20 at 100.00	AA	7,150,620

	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999:
515	5.500%, 10/01/19 – RAAI Insured	4/13 at 100.00	BBB	516,231
1,385	5.500%, 10/01/29 – RAAI Insured	4/13 at 100.00	BBB	1,387,174

	North Carolina Medical Care Commission, Healthcare Revenue Refunding Bonds, Novant Health Inc., Series 2006:
125	5.000%, 11/01/34	11/16 at 100.00	AA–	133,628
1,650	5.000%, 11/01/39	11/16 at 100.00	AA–	1,743,902

1,590	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A	1,857,692

3,580	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series 2007, 5.000%, 11/01/20	11/17 at 100.00	A–	3,974,480

500	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series 2005, 5.000%, 1/01/33 – FGIC Insured	1/15 at 100.00	A	511,655

7,040	North Carolina Medical Care Commission, Revenue Bonds, Hugh Chatham Memorial Hospital, Series 2007, 5.000%, 8/01/35 – NPFG Insured	2/17 at 100.00	BBB	7,453,037

750	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue Bonds, Series 2008, 6.250%, 10/01/38	4/18 at 100.00	BBB	827,475

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow Memorial Hospital Project, Series 2006:
$1,270	5.000%, 4/01/31 – NPFG Insured	10/16 at 100.00	BBB	$1,357,770
2,055	5.000%, 10/01/34 – NPFG Insured	10/16 at 100.00	BBB	2,184,013
89,325	Total Health Care			98,669,794
	Housing/Multifamily – 0.7%

3,000	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strwan and Parktowne Rehabilitation Project, Series 2011, 4.550%, 12/01/31	12/21 at 100.00	AA–	3,320,310
	Housing/Single Family – 1.3%

1,995	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%, 7/01/33 (Alternative Minimum Tax)	1/17 at 100.00	AA	2,083,997

2,800	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	3,116,512

1,335	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%, 7/01/37 (Alternative Minimum Tax)	7/16 at 100.00	AA	1,385,116
6,130	Total Housing/Single Family			6,585,625
	Long-Term Care – 0.6%

1,000	North Carolina Medical Care Commission, First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series 2007, 5.125%, 9/01/27	9/17 at 100.00	BBB+	1,061,300

1,000	North Carolina Medical Care Commission, Revenue Bonds, Givens Estates, Series 2007, 5.000%, 7/01/33	7/17 at 102.00	BBB	1,060,040

600	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A, 5.000%, 1/01/36	1/16 at 100.00	A–	617,850
2,600	Total Long-Term Care			2,739,190
	Tax Obligation/General – 1.8%

1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,782,495

	North Carolina State, General Obligation Bonds, Series 2004A:
2,000	5.000%, 3/01/16	3/14 at 100.00	AAA	2,117,800
2,000	5.000%, 3/01/22	3/14 at 100.00	AAA	2,111,300

105	North Carolina State, General Obligation Bonds, Series 2005A, 5.000%, 3/01/19	3/15 at 100.00	AAA	115,563

2,115	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	2,533,009
7,720	Total Tax Obligation/General			8,660,167
	Tax Obligation/Limited – 19.5%

	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
300	5.000%, 4/01/30	4/22 at 100.00	AA	359,745
350	5.000%, 4/01/32	4/22 at 100.00	AA	415,870

	Buncombe County, North Carolina, Project Development Financing Revenue Bonds, Woodfin Downtown Corridor Development, Series 2008:
1,665	6.750%, 8/01/24	8/18 at 100.00	N/R	1,665,566
4,000	7.250%, 8/01/34	8/18 at 100.00	N/R	3,988,600

1,470	Burke County, North Carolina, Certificates of Participation, Series 2006A, 5.000%, 4/01/22 – AMBAC Insured	4/16 at 100.00	A1	1,611,502

3,870	Catawba County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 6/01/25 – NPFG Insured	6/15 at 100.00	Aa2	4,243,997

1,400	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series 2003G, 5.375%, 6/01/26	6/13 at 100.00	AA+	1,432,312

2,500	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A, 5.000%, 6/01/33	6/13 at 100.00	AA+	2,551,200

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,260	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2004, 5.000%, 6/01/34	6/14 at 100.00	AAA	$1,334,466

1,135	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/23 – NPFG Insured	6/17 at 100.00	AA–	1,317,497

	Dare County, North Carolina, Certificates of Participation, Limited Obligation Series 2012B:
610	5.000%, 6/01/22	No Opt. Call	AA–	782,557
270	5.000%, 6/01/23	6/22 at 100.00	AA–	344,021

	Fayetteville Finance Corporation, North Carolina, Installment Payment Revenue Bonds, Municipal Building Project, Series 2005:
1,990	5.250%, 2/01/17 – NPFG Insured	2/15 at 100.00	AA	2,180,562
910	5.250%, 2/01/19 – NPFG Insured	2/15 at 100.00	AA	995,895

1,045	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,194,958

	Harnett County, North Carolina, Certificates of Participation, Series 2007A:
2,770	5.000%, 12/01/23 – AGM Insured	12/17 at 100.00	AA–	3,249,459
1,520	5.000%, 12/01/24 – AGM Insured	12/17 at 100.00	AA–	1,723,589

1,225	Iredell County, North Carolina, Certificates of Participation, Iredell County School Project, Series 2006, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	AA–	1,387,496

1,820	Iredell County, North Carolina, Certificates of Participation, Public Facilities Project, Series 2003, 5.250%, 10/01/18 – AMBAC Insured	10/13 at 100.00	AA	1,887,777

1,265	Montgomery County, North Carolina, Certificates of Participation, Series 2007B, 5.000%, 2/01/30 – AMBAC Insured	2/17 at 100.00	A–	1,367,794

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, State Repair, Series 2007B:
3,750	5.000%, 6/01/22 – AMBAC Insured	6/17 at 100.00	AA+	4,426,800
3,750	5.000%, 6/01/23 – AMBAC Insured	6/17 at 100.00	AA+	4,426,800

	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
765	5.000%, 7/01/20	No Opt. Call	AA	971,688
1,795	5.000%, 7/01/29	7/21 at 100.00	AA	2,198,049
9,375	5.000%, 7/01/36	7/21 at 100.00	AA	11,100,187
500	5.000%, 7/01/41	7/21 at 100.00	AA	585,295

	Pitt County, North Carolina, Certificate of Participation, Series 2007:
1,265	5.000%, 4/01/25 – NPFG Insured	4/18 at 100.00	AA	1,487,096
1,175	5.000%, 4/01/26 – NPFG Insured	4/18 at 100.00	AA	1,381,295
1,395	5.000%, 4/01/27 – NPFG Insured	4/18 at 100.00	AA	1,613,806
1,240	5.000%, 4/01/28 – NPFG Insured	4/18 at 100.00	AA	1,434,494

15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–	2,732,400

4,190	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	4,745,091

2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA–	3,664,785

1,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 – AGM Insured	6/17 at 100.00	AA–	1,118,230

2,635	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A, 5.000%, 10/01/29	10/20 at 100.00	BBB+	2,929,461

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB+	1,109,370

5,850	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB+	6,582,420

1,250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	10/19 at 100.00	Baa3	1,407,313

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$100	Virgin Islands Public Finance Authority, Revenue Bonds, Senior Lien Matching Fund Loan Notes, Series 2009A-1, 5.000%, 10/01/39	10/19 at 100.00	BBB+	$106,880

1,975	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/33	6/18 at 100.00	AA	2,264,318

1,000	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	6/17 at 100.00	AA	1,131,510

1,700	Wilson County, North Carolina, Certificates of Participation, School Facilities Project, Series 2007, 5.000%, 4/01/25 – AMBAC Insured	4/17 at 100.00	Aa3	1,960,678

1,635	Wilson, North Carolina, Certificates of Participation, Public Facilities, Series 2007A, 5.000%, 5/01/25 – AGC Insured	5/17 at 100.00	AA–	1,817,646
96,670	Total Tax Obligation/Limited			95,230,475
	Transportation – 13.4%

6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	Aa3	7,271,280

10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (Alternative Minimum Tax)	7/20 at 100.00	Aa3	12,170,179

900	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Aa3	962,550

5,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 2007A, 5.000%, 7/01/36 – AMBAC Insured	7/17 at 100.00	Aa3	5,649,200

3,300	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A3	3,808,761

25	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A3	28,628

	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
245	5.250%, 1/01/23 – AGC Insured	1/19 at 100.00	AA–	291,261
115	5.125%, 1/01/24 – AGC Insured	1/19 at 100.00	AA–	134,240
50	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA–	58,576
735	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	860,795
10,005	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	11,746,669

	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds, Series 2009B:
20,640	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA–	7,917,090
19,700	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA–	7,250,979
14,435	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA–	5,058,457

290	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 1999B, 6.000%, 7/01/21 – AGM Insured (Alternative Minimum Tax)	1/13 at 100.00	AA–	290,928

1,525	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A, 5.000%, 5/01/36	5/20 at 100.00	Aa3	1,762,138
93,245	Total Transportation			65,261,731
	U.S. Guaranteed – 10.8% (4)

1,280	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2004A, 5.250%, 4/01/23 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,363,878

1,000	Buncombe County, North Carolina, Certificates of Participation, Series 2005, 5.000%, 4/01/22 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA+ (4)	1,105,980

	Cabarrus County, North Carolina, Certificates of Participation, Series 2002:
1,330	5.250%, 2/01/19 (Pre-refunded 2/01/13)	2/13 at 100.00	AA (4)	1,341,398
3,990	5.000%, 2/01/22 (Pre-refunded 2/01/13)	2/13 at 100.00	AA (4)	4,022,519

450	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)	1/15 at 100.00	AA+ (4)	493,889

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (4) (continued)

	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
$1,690	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	$1,883,319
610	5.000%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	679,778

1,090	Johnston County, North Carolina, General Obligation Bonds, Series 2005, 5.250%, 2/01/17 (Pre-refunded 2/01/15) – FGIC Insured	2/15 at 100.00	AA+ (4)	1,204,875

2,315	Johnston County, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 2/01/24 (Pre-refunded 2/01/17) – FGIC Insured	2/17 at 100.00	AA+ (4)	2,743,877

	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College, Series 2004:
1,715	5.250%, 4/01/19 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,827,384
1,715	5.250%, 4/01/21 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,827,384
715	5.250%, 4/01/22 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	761,854

2,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003C, 5.375%, 1/01/17 (Pre-refunded 1/01/13)	1/13 at 100.00	A– (4)	2,008,780

995	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1991A, 6.500%, 1/01/18 (ETM)	No Opt. Call	Aaa	1,281,411

4,400	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Capital Improvements, Series 2005A, 5.000%, 2/01/19 (Pre-refunded 2/01/15) (5)	2/15 at 100.00	AA+ (4)	4,837,932

	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional Facilities, Series 2004A:
2,250	5.000%, 2/01/21 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	2,373,435
1,000	5.000%, 2/01/22 (Pre-refunded 2/01/14)	2/14 at 100.00	AA+ (4)	1,054,860

3,000	North Carolina Infrastructure Finance Corporation, Lease Purchase Revenue Bonds, North Carolina Facilities Project, Series 2004, 5.000%, 11/01/21 (Pre-refunded 11/01/14)	11/14 at 100.00	AA+ (4)	3,265,890

1,250	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004, 5.000%, 11/01/24 (Pre-refunded 11/01/14)	11/14 at 100.00	N/R (4)	1,358,275

1,655	North Carolina State, General Obligation Bonds, Series 2005A, 5.000%, 3/01/19 (Pre-refunded 3/01/15)	3/15 at 100.00	N/R (4)	1,824,290

2,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B, 5.000%, 6/01/20 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+ (4)	2,674,750

1,290	North Carolina, Certificates of Participation, Series 2003, 5.250%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (4)	1,321,489

	Orange County, North Carolina, Certificates of Participation, Public Improvement Project, Series 2006A:
1,080	5.000%, 4/01/20 (Pre-refunded 4/01/16) – AMBAC Insured	4/16 at 100.00	AA+ (4)	1,239,419
1,105	5.000%, 4/01/21 (Pre-refunded 4/01/16) – AMBAC Insured	4/16 at 100.00	AA+ (4)	1,268,109

1,000	Orange Water and Sewerage Authority, North Carolina, Water and Sewerage System Revenue Bonds, Series 2004A, 5.250%, 7/01/20 (Pre-refunded 7/01/14)	7/14 at 100.00	AA+ (4)	1,078,510

	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series 2004B:
1,415	5.000%, 4/01/20 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	AA (4)	1,503,013
1,415	5.000%, 4/01/21 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	AA (4)	1,503,013
1,415	5.000%, 4/01/22 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	AA (4)	1,503,013

1,330	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2003A, 5.000%, 6/01/29 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	Aa2 (4)	1,361,827

	University of North Carolina System, Pooled Revenue Bonds, Series 2004C:
320	5.000%, 4/01/29 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	Aa3 (4)	339,904
520	5.000%, 4/01/29 (Pre-refunded 4/01/14) – AMBAC Insured	4/14 at 100.00	Aa3 (4)	552,344

1,000	Wilmington, North Carolina, Certificates of Participation, Series 2004, 5.250%, 9/01/24 (Pre-refunded 9/01/14) – AMBAC Insured	9/14 at 100.00	Aa2 (4)	1,083,720
48,840	Total U.S. Guaranteed			52,690,119

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 9.2%

$1,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 2009B, 5.000%, 3/01/35	3/19 at 100.00	AA	$1,188,090

2,220	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/26 – AGM Insured	10/22 at 100.00	AA–	2,590,540

3,875	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008A, 5.000%, 3/01/33 – AGC Insured	3/18 at 100.00	AA–	4,436,178

5,700	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B, 5.000%, 1/01/26	1/19 at 100.00	A–	6,616,674

	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B:
5,320	6.000%, 1/01/18 – AMBAC Insured	No Opt. Call	Baa1	6,533,439
380	6.000%, 1/01/22	No Opt. Call	A–	505,149
15	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	19,911
520	6.000%, 1/01/22 – RAAI Insured	No Opt. Call	Baa1	691,257
75	6.000%, 1/01/26	No Opt. Call	A–	104,807

340	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 2008A, 5.000%, 1/01/23	1/18 at 100.00	A–	391,843

1,400	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/30	1/19 at 100.00	A	1,613,934

	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2012A:
6,000	5.000%, 1/01/18 (WI/DD, Settling 12/11/12)	No Opt. Call	A	7,154,100
3,000	5.000%, 1/01/19 (WI/DD, Settling 12/11/12)	No Opt. Call	A	3,658,020
1,500	4.000%, 1/01/19 (WI/DD, Settling 12/11/12)	No Opt. Call	A	1,741,740
1,575	5.000%, 1/01/20 (WI/DD, Settling 12/11/12)	No Opt. Call	A	1,954,638

20	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/19 – NPFG Insured	1/13 at 100.00	A	20,086

2,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008C, 5.250%, 1/01/20	1/18 at 100.00	A	2,378,340

	Shelby, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,035	5.000%, 5/01/20 – SYNCORA GTY Insured	5/14 at 100.00	A	1,098,539
610	5.000%, 5/01/24 – SYNCORA GTY Insured	5/14 at 100.00	A	645,923

1,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17	2/13 at 100.50	A1	1,519,005
38,085	Total Utilities			44,862,213
	Water and Sewer – 17.5%

1,000	Asheville, North Carolina, Water System Revenue Bonds, Series 2007, 5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA	1,135,760

7,900	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 4/01/31 – AGM Insured	4/18 at 100.00	AA–	9,139,114

1,465	Brunswick County, North Carolina, Enterprise Systems Revenue Refunding Bonds, Series 2012A, 5.000%, 4/01/28	4/22 at 100.00	AA–	1,817,127

5,140	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series 2008, 5.000%, 8/01/35	8/18 at 100.00	AA	6,088,073

2,000	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA	2,373,140

2,825	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2005A, 5.000%, 12/01/21	12/14 at 102.00	AAA	3,125,552

1,075	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008, 5.000%, 7/01/38	7/18 at 100.00	AAA	1,276,831

250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41	2/21 at 100.00	AA	291,395

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	$7,594,496

5,615	Harnett County, North Carolina, Enterprise System Revenue Bonds, Series 2007A, 5.000%, 5/01/27 – AGM Insured	5/17 at 100.00	AA–	6,401,886

2,080	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2008, 5.000%, 11/01/33 – AGM Insured	11/18 at 100.00	AAA	2,460,453

4,000	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/33 – NPFG Insured	6/18 at 100.00	A2	4,525,400

	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
500	5.750%, 6/01/26	6/19 at 100.00	AA–	600,060
3,500	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	4,155,900
1,500	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA–	1,775,235

	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B:
515	5.000%, 6/01/23 – SYNCORA GTY Insured	6/14 at 100.00	A+	545,138
1,030	5.000%, 6/01/24 – SYNCORA GTY Insured	6/14 at 100.00	A+	1,091,553

1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30	3/22 at 100.00	AAA	1,809,499

2,335	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005, 5.000%, 3/01/21	3/15 at 100.00	AAA	2,557,175

	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
11,995	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	13,420,126
6,995	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	7,826,076
30	4.500%, 3/01/36	3/16 at 100.00	AAA	32,776

5,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/34 – AGM Insured	6/15 at 100.00	AA	5,384,100
74,600	Total Water and Sewer			85,426,865
$495,420	Total Investments (cost $448,493,917) – 102.6%			500,459,035
	Floating Rate Obligations – (2.6)%			(12,655,000)
	Other Assets Less Liabilities – (0.0)% (6)			(140,630)
	Net Assets – 100%			$487,663,405

Investments in Derivatives at November 30, 2012

Forward Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (7)	Termination Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$9,000,000	Receive	3-Month USD-LIBOR	2.690%	Semi-Annually	12/21/12	12/21/41	$(257,568)

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen North Carolina Municipal Bond Fund (continued)

November 30, 2012

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged as collateral for investments in derivatives.

(6)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives at November 30, 2012.

(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

See accompanying notes to financial statements.

38	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.1%

$290	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/13 at 100.00	BBB	$290,328
	Education and Civic Organizations – 7.9%

3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.125%, 10/01/40	10/20 at 100.00	N/R	4,030,180

	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.125%, 10/01/29	10/19 at 100.00	N/R	1,025,757
1,090	6.375%, 10/01/34	10/19 at 100.00	N/R	1,261,424
1,740	6.625%, 10/01/39	10/19 at 100.00	N/R	2,030,528

	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, University of the South, Series 2012:
1,250	4.000%, 9/01/24	9/21 at 100.00	A+	1,415,238
700	4.000%, 9/01/25	9/21 at 100.00	A+	788,809

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
750	5.000%, 11/01/28	11/21 at 100.00	BBB+	847,493
780	5.000%, 11/01/29	11/21 at 100.00	BBB+	876,899
895	5.000%, 11/01/30	11/21 at 100.00	BBB+	1,001,066
710	5.000%, 11/01/31	11/21 at 100.00	BBB+	788,959

11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Series 2009A, 5.000%, 10/01/39 (UB) (4)	10/19 at 100.00	AA+	13,009,700

1,250	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Vanderbilt University, Series 2012D, 5.000%, 10/01/30	No Opt. Call	AA+	1,564,913

3,475	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40	8/21 at 100.00	A+	4,176,325

1,500	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2005A, 5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	Aa1	1,651,380

545	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	Aa1	638,909

5,000	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Series 2010A, 5.000%, 5/01/30	5/18 at 100.00	Aa1	5,854,950
35,085	Total Education and Civic Organizations			40,962,530
	Health Care – 16.8%

3,060	Blount County, Tennessee, Hospital Revenue Improvement Bonds, Blount Memorial Hospital, Series 1998B, 5.125%, 7/01/19	1/13 at 100.00	Baa1	3,066,701

900	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	AA–	1,094,454

	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
2,000	5.000%, 10/01/18 – AGM Insured	No Opt. Call	AA–	2,383,920
1,000	5.000%, 10/01/22 – AGM Insured	10/19 at 100.00	AA–	1,176,230

1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional Medical Center Project, Series 2010, 8.000%, 12/01/40	12/20 at 100.00	N/R	1,134,480

3,000	Jackson, Tennessee, Hospital Revenue Refunding Bonds, Jackson-Madison County General Hospital Project, Series 2008, 5.750%, 4/01/41	4/18 at 100.00	A+	3,473,550

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
$905	5.375%, 7/01/25	7/20 at 100.00	BBB+	$1,057,864
200	5.625%, 7/01/30	7/20 at 100.00	BBB+	236,196
1,250	6.000%, 7/01/38	7/20 at 100.00	BBB+	1,497,550

	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain States Health Alliance, Series 2006A:
100	5.500%, 7/01/31	7/16 at 100.00	BBB+	107,995
5,000	5.500%, 7/01/36	7/16 at 100.00	BBB+	5,375,150

	Knox County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2007:
2,055	5.250%, 4/01/27	4/17 at 100.00	BBB+	2,216,872
4,000	5.250%, 4/01/36	4/17 at 100.00	BBB+	4,295,000

1,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Fort Sanders Alliance Obligated Group, Series 1993A, 6.250%, 1/01/13 – NPFG Insured	No Opt. Call	BBB	1,004,710

	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant Health, Series 2006:
3,000	0.000%, 1/01/35	1/17 at 41.04	A	1,031,160
8,930	0.000%, 1/01/36	1/17 at 38.98	A	2,913,234
1,955	0.000%, 1/01/38	1/17 at 35.16	A	573,656
5,000	0.000%, 1/01/39	1/17 at 33.38	A	1,390,900
5,820	0.000%, 1/01/40 – AGM Insured	1/17 at 31.68	AA–	1,540,263
18,145	0.000%, 1/01/42	1/17 at 28.53	A	4,303,994

10,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2010C, 5.000%, 11/15/40	11/19 at 100.00	AA+	11,654,198

5,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2012C, 5.000%, 11/15/47	11/21 at 100.00	AA+	5,791,050

2,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Healthcare, Series 2004, 5.250%, 9/01/27 – AGM Insured	3/18 at 100.00	AA–	2,808,200

6,385	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42	5/22 at 100.00	A+	7,276,921

7,500	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, St Jude’s Childrens Hospital, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	AAA	8,324,250

5,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Wellmont Health System, Series 2006C, 5.250%, 9/01/36	9/16 at 100.00	BBB+	5,342,150

	Sullivan County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds, Wellmont Health System, Series 2003:
2,000	5.000%, 9/01/15 – RAAI Insured	9/13 at 100.00	BBB+	2,058,760
3,500	5.000%, 9/01/18 – RAAI Insured	9/13 at 100.00	BBB+	3,590,965

5,000	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/27 (5)	11/17 at 100.00	N/R	100,450
115,205	Total Health Care			86,820,823
	Housing/Multifamily – 7.5%

4,000	Chattanooga Health, Educational, and Housing Facility Board, Tennessee, Revenue Refunding Bonds, CDFI Phase I, LLC Project, Series 2005A, 5.125%, 10/01/35	10/15 at 100.00	BBB–	4,117,120

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)

$5,810	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Project, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	$7,066,761

1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	7/19 at 100.00	N/R	1,676,445

2,865	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory put 6/01/21)	6/18 at 102.00	N/R	3,176,970

1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	10/19 at 100.00	AAA	1,567,185

3,975	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Goodwill Village Apartments, Series 2010A, 6.000%, 12/01/40	12/20 at 100.00	A–	4,264,340

5,565	Metropolitan Government of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory put 3/01/25)	3/20 at 100.00	AA+	6,233,690

4,955	Metropolitan Government of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Willow Pointe Apartments Project, Series 2012, 3.750%, 3/15/28	3/22 at 100.00	Aaa	5,413,982

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, FHA-Insured Housing Revenue Bonds, Herman Street Apartments, Series 1992:
145	7.000%, 6/01/17	6/13 at 100.00	N/R	148,593
485	7.250%, 6/01/32	6/13 at 100.00	N/R	494,060

	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
500	5.125%, 10/01/30	10/20 at 100.00	A–	517,075
3,700	5.850%, 10/01/46	10/20 at 100.00	A–	3,921,223
34,895	Total Housing/Multifamily			38,597,444
	Housing/Single Family – 3.3%

15	Hamilton County, Tennessee, GNMA Certificates Single Family Mortgage Revenue Bonds, Home Purchase and Rehabilitation Program, Series 1990, 8.000%, 9/01/23 (Alternative Minimum Tax)	3/13 at 100.00	AA+	15,193

1,065	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2009-1, 5.000%, 7/01/29	7/18 at 100.00	AA+	1,174,344

2,265	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2010-1C, 4.500%, 7/01/25 (Alternative Minimum Tax)	1/20 at 100.00	AA+	2,444,343

	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A:
3,305	4.350%, 7/01/22 (Alternative Minimum Tax)	1/21 at 100.00	AA+	3,616,959
1,015	4.500%, 7/01/23 (Alternative Minimum Tax)	1/21 at 100.00	AA+	1,074,915

	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2012-1C:
2,500	3.650%, 7/01/29	1/22 at 100.00	AA+	2,624,300
2,000	4.200%, 7/01/42	1/22 at 100.00	AA+	2,100,160

2,000	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2012-2C, 3.100%, 7/01/28	1/22 at 100.00	AA+	2,041,040

2,000	Tennessee Housing Development Agency, Housing Finance Program Bonds, Series 2011C, 4.300%, 7/01/30	7/21 at 100.00	Aa2	2,174,320
16,165	Total Housing/Single Family			17,265,574

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care – 0.9%

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
$1,500	5.000%, 7/01/27	7/22 at 100.00	BBB	$1,677,315
1,340	5.000%, 7/01/32	7/22 at 100.00	BBB	1,476,626
1,200	5.000%, 7/01/37	7/22 at 100.00	BBB	1,299,204
4,040	Total Long-Term Care			4,453,145
	Tax Obligation/General – 16.4%

4,000	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	Aa2	4,982,120

	Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002:
2,250	5.000%, 3/01/17 – FGIC Insured	3/13 at 102.00	A+	2,321,280
1,000	5.000%, 3/01/19 – FGIC Insured	3/13 at 102.00	A+	1,030,730

250	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, Series 2009A, 5.000%, 6/01/33	6/19 at 100.00	Aa1	290,308

	Gibson County School District, Tennessee, Revenue Bonds, Series 2007:
1,000	5.000%, 4/01/25 – AGM Insured	4/17 at 100.00	AA–	1,156,540
1,000	5.000%, 4/01/26 – AGM Insured	4/17 at 100.00	AA–	1,137,580
1,000	5.000%, 4/01/27 – AGM Insured	4/17 at 100.00	AA–	1,137,580
1,000	5.000%, 4/01/31 – AGM Insured	4/17 at 100.00	AA–	1,127,220

1,365	Greene County, Tennessee, General Obligation Bonds, Series 2005B, 5.000%, 6/01/22 – NPFG Insured	6/16 at 100.00	A1	1,535,543

3,700	Knoxville County, Tennessee, General Obligation Bonds, Series 2002, 5.500%, 4/01/15	No Opt. Call	AA+	4,137,858

4,000	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/36	5/21 at 100.00	AA	4,796,920

1,300	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	Aa1	1,595,802

7,880	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/23	7/22 at 100.00	Aa1	10,171,189

600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	778,854

1,300	Montgomery County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/15 – FGIC Insured	5/14 at 102.00	AA+	1,410,253

1,120	Overton County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 4/01/14 – NPFG Insured	No Opt. Call	Baa2	1,182,888

4,250	Pigeon Forge Industrial Development Board, Tennessee, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	5,039,650

	Putnam County, Tennessee, General Obligation School Refunding Bonds, Series 2001:
1,000	5.250%, 4/01/18 – FGIC Insured	No Opt. Call	Aa2	1,220,870
2,960	5.250%, 4/01/19 – FGIC Insured	No Opt. Call	Aa2	3,708,762
2,645	5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	3,356,373

1,205	Roane County, Tennessee, General Obligation Rural School Bonds, Series 2004, 5.000%, 5/01/16 – NPFG Insured	5/14 at 100.00	Aa3	1,285,012

3,460	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 – AMBAC Insured	4/15 at 100.00	AA+	3,815,411

1,645	Smith County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/20 – AMBAC Insured	4/15 at 102.00	N/R	1,826,756

1,750	Sullivan County, Tennessee, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AMBAC Insured	5/15 at 102.00	Aa2	1,966,388

1,965	Sullivan County, Tennessee, General Obligation Bonds, Series 2005, 5.000%, 4/01/24 – AMBAC Insured	4/15 at 102.00	Aa2	2,182,113

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	$3,845,349

	Tennessee State, General Obligation Bonds, Series 2011A:
1,985	5.000%, 10/01/16	No Opt. Call	Aaa	2,325,209
5,000	5.000%, 10/01/21	No Opt. Call	Aaa	6,577,550
3,000	5.000%, 10/01/30	10/21 at 100.00	Aaa	3,779,550

1,000	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2002, 5.000%, 3/01/17	3/13 at 102.00	Aaa	1,032,000

1,435	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004, 5.000%, 4/01/18	No Opt. Call	Aaa	1,758,894

1,730	Wilson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 4/01/23	4/22 at 100.00	AA	2,206,823
70,845	Total Tax Obligation/General			84,719,375
	Tax Obligation/Limited – 0.8%

1,790	Coffee County Public Building Authority, Manchester, Tennessee, General Obligation Local Government Improvement Bonds, Series 2003Z-1-A, 5.375%, 6/01/18 – AMBAC Insured	6/13 at 100.00	A+	1,829,756

525	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	600,338

	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series 2010A-1:
1,000	5.000%, 7/01/22	7/20 at 100.00	A1	1,202,760
600	5.000%, 7/01/26	7/20 at 100.00	A1	702,378
3,915	Total Tax Obligation/Limited			4,335,232
	Transportation – 2.1%

1,230	Guam International Airport Authority, Revenue Bonds, Series 2003B, 5.250%, 10/01/20 – NPFG Insured	10/13 at 100.00	BBB	1,266,051

	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
3,250	5.625%, 7/01/20 (Alternative Minimum Tax)	No Opt. Call	A2	4,052,035
420	5.750%, 7/01/23 (Alternative Minimum Tax)	7/20 at 100.00	A2	507,650
2,265	5.750%, 7/01/24 (Alternative Minimum Tax)	7/20 at 100.00	A2	2,727,354

2,405	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3	2,420,608
9,570	Total Transportation			10,973,698
	U.S. Guaranteed – 7.5% (6)

1,520	Clarksville, Tennessee, Water, Sewer, and Gas Revenue Refunding and Improvement Bonds, Series 1992, 0.000%, 2/01/16 – NPFG Insured (ETM)	No Opt. Call	BBB (6)	1,488,627

	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	1/13 at 100.00	BBB (6)	2,754,966
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	1/13 at 100.00	BBB (6)	9,575,264

1,180	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	Baa1 (6)	1,184,319

18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc., Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa	16,122,290

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)

$3,450	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2004, 5.250%, 6/01/15 (Pre-refunded 6/01/14)	6/14 at 100.00	Aa1 (6)	$3,706,784

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Series 2005C, 5.000%, 2/01/19 (Pre-refunded 2/01/15)	2/15 at 100.00	Aa1 (6)	2,199,980

245	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AA– (6)	362,286

40	Shelby County, Tennessee, General Obligation Bonds, Series 2005A, 5.000%, 4/01/17 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	Aa1 (6)	44,299

1,200	Williamson County, Tennessee, General Obligation Bonds, Rural School, Series 2004B, 5.000%, 5/01/20 (Pre-refunded 5/01/15)	5/15 at 100.00	Aaa	1,333,452
40,610	Total U.S. Guaranteed			38,772,267
	Utilities – 16.4%

	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2008A:
1,000	5.000%, 9/01/28	3/18 at 100.00	AA+	1,170,340
5,000	5.000%, 9/01/33	3/18 at 100.00	AA+	5,772,600

	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
500	5.000%, 12/15/14 – SYNCORA GTY Insured	No Opt. Call	A	539,075
1,000	5.000%, 12/15/17 – SYNCORA GTY Insured	No Opt. Call	A	1,150,810
3,250	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A	3,669,575
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	A	3,089,224
6,275	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A	7,119,741

5,000	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2007, 5.000%, 9/01/32 – SYNCORA GTY Insured	9/17 at 100.00	Aa2	5,689,350

	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34	9/20 at 100.00	Aa2	1,361,852
2,500	5.000%, 9/01/35	9/20 at 100.00	Aa2	2,921,600

1,100	Dickson, Tennessee, Electric System Revenue Bonds, Series 2002, 5.000%, 9/01/16 – AGM Insured	9/14 at 100.00	Aa3	1,126,323

1,960	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/30 – AGM Insured	10/22 at 100.00	AA–	2,261,879

2,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2008A, 5.000%, 5/15/33	5/18 at 100.00	AA+	2,320,560

10,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/15/36	5/21 at 100.00	AA+	12,000,698

3,570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB+	3,653,145

3,090	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/23 – FGIC Insured	7/15 at 100.00	BBB+	3,261,928

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,395	5.250%, 9/01/21	No Opt. Call	A	1,662,868
4,755	5.250%, 9/01/22	No Opt. Call	A	5,668,863
3,130	5.250%, 9/01/24	No Opt. Call	A	3,749,114
2,520	5.250%, 9/01/26	No Opt. Call	A	3,023,471

2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,465,463

	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
450	5.000%, 2/01/19	No Opt. Call	A–	513,752
100	5.000%, 2/01/21	No Opt. Call	A–	115,472
250	5.000%, 2/01/22	No Opt. Call	A–	288,415
600	5.000%, 2/01/23	No Opt. Call	A–	695,028
100	5.000%, 2/01/24	No Opt. Call	A–	116,133
4,760	5.000%, 2/01/27	No Opt. Call	A–	5,576,673

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)

$1,800	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	7/17 at 100.00	Baa3	$1,879,272

	West Tennessee Public Utility District, Weakley, Carroll and Benton Counties, Tennessee, Gas System Revenue Bonds, Refunding Series 2012:
310	3.000%, 3/01/15	No Opt. Call	A–	322,307
320	3.000%, 3/01/16	No Opt. Call	A–	337,037
340	3.000%, 3/01/18	No Opt. Call	A–	365,466
360	4.000%, 3/01/20	No Opt. Call	A–	414,914
375	4.000%, 3/01/21	No Opt. Call	A–	432,619
73,795	Total Utilities			84,735,567
	Water and Sewer – 19.2%

645	Blountville Utility District of Sullivan County, Tennessee, Waterworks Revenue Bonds, Series 2009, 4.000%, 5/01/19	No Opt. Call	A+	739,164

1,830	Clarksville, Tennessee, Water, Sewer and Gas Revenue Refunding Bonds, Series 2002, 5.250%, 2/01/17 – AGM Insured	No Opt. Call	Aa3	2,165,421

1,000	Dickson County Water Authority, Tennessee, Waterworks System Revenue Bonds, Series 2002, 5.000%, 12/01/19 – FGIC Insured	12/12 at 100.00	A1	1,003,830

	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A:
1,785	4.000%, 12/01/27	12/22 at 100.00	AA+	2,041,897
2,000	5.000%, 12/01/29	12/22 at 100.00	AA+	2,507,500
2,375	5.000%, 12/01/32	12/22 at 100.00	AA+	2,924,789

	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2011:
300	3.500%, 7/01/31	7/22 at 100.00	Aa3	324,495
635	3.625%, 7/01/32	7/22 at 100.00	Aa3	690,296

5,000	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Series 2008, 5.000%, 1/01/33 – AGC Insured	1/18 at 100.00	Aa3	5,640,550

2,525	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 4/01/36 – FGIC Insured	4/17 at 100.00	AA	2,846,231

10,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2012A, 4.000%, 9/01/40	9/22 at 100.00	AA	10,576,698

1,840	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Series 2005, 5.000%, 9/01/24 – NPFG Insured	9/15 at 100.00	Aa3	2,039,953

	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2004:
1,175	5.000%, 9/01/19 – NPFG Insured	9/14 at 100.00	Aa3	1,263,877
1,225	5.000%, 9/01/20 – NPFG Insured	9/14 at 100.00	Aa3	1,316,544

10,610	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Revenue Bonds, Utility Improvements, Series 2007, 5.250%, 9/01/42 – FGIC Insured	9/17 at 100.00	Aa3	12,255,291

5,380	Hendersonville Utility District, Tennessee, Waterworks and Sewer Revenue Bonds, Series 2008, 5.250%, 2/01/38 – AGM Insured	2/18 at 100.00	Aa3	6,063,906

	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2012:
930	4.500%, 1/01/27	1/23 at 100.00	AA–	1,127,672
500	4.000%, 1/01/37	1/23 at 100.00	AA–	534,015
3,000	4.000%, 1/01/40	1/23 at 100.00	AA–	3,130,380

3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36	1/21 at 100.00	AA–	3,582,360

705	Knoxville, Tennessee, Wastewater System Revenue Bonds, Series 2007, 5.000%, 4/01/41 – AGM Insured	4/17 at 100.00	AA+	804,786

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Tennessee Municipal Bond Fund (continued)

November 30, 2012

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
$3,400	4.000%, 3/01/22 (Alternative Minimum Tax)	No Opt. Call	A+	$3,863,080
1,000	4.000%, 3/01/28 (Alternative Minimum Tax)	3/22 at 100.00	A+	1,064,830
2,000	5.000%, 3/01/32 (Alternative Minimum Tax)	3/22 at 100.00	A+	2,290,560

1,660	Mallory Valley Utility District, Williamson County, Tennessee, Water Revenue Bonds, Improvement Series 2007, 4.200%, 11/01/32 – AMBAC Insured	11/15 at 100.00	N/R	1,737,273

	Pleasant View Utility District, Cheatham County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2012:
265	5.000%, 9/01/16	No Opt. Call	A+	302,238
285	5.000%, 9/01/17	No Opt. Call	A+	333,946
300	5.000%, 9/01/18	No Opt. Call	A+	360,369
310	5.000%, 9/01/19	No Opt. Call	A+	379,604
325	5.000%, 9/01/20	No Opt. Call	A+	403,865
350	5.000%, 9/01/22	No Opt. Call	A+	441,826

	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2004:
1,295	5.000%, 2/01/20 – NPFG Insured	2/14 at 102.00	AAA	1,386,841
1,300	5.000%, 2/01/22 – NPFG Insured	2/14 at 100.00	AAA	1,391,390

2,000	Rutherford County Consolidated Utility District, Tennessee, Waterworks Revenue Bonds, Series 2006, 5.000%, 2/01/36 – AGM Insured	2/16 at 100.00	AAA	2,183,900

	Savannah Valley Utility District, Hamilton County, Tennessee, Waterworks Revenue Refunding Bonds, Series 2012-A:
535	5.000%, 6/01/19	No Opt. Call	AA	669,290
525	5.000%, 6/01/20	No Opt. Call	AA	668,467
585	5.000%, 6/01/21	No Opt. Call	AA	754,188
515	5.000%, 6/01/22	No Opt. Call	AA	668,475

4,240	South Blount County Utility District, Tennessee, Waterworks Revenue Bonds, Improvement and Refunding Series 2009, 5.250%, 12/01/39 – AGM Insured	12/19 at 100.00	AA–	5,007,186

	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34	7/22 at 100.00	A	568,250
4,385	5.000%, 7/01/42	7/22 at 100.00	A	4,956,672

5,000	White House Utility District, Robertson and Sumner Counties, Tennessee, Water and Sewerage Revenue Refunding Bonds, Series 2006, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	Aa3	5,649,650

355	Wilson County Water and Wastewater Authority, Tennessee, Waterworks Revenue Refunding and Improvement Bonds, Series 1993, 6.000%, 3/01/14	3/13 at 100.00	A1	356,168
87,590	Total Water and Sewer			99,017,723
$492,005	Total Investments (cost $457,452,436) – 98.9%			510,943,706
	Floating Rate Obligations – (1.6)%			(8,250,000)
	Other Assets Less Liabilities – 2.7%			13,809,625
	Net Assets – 100%			$516,503,331

46	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – General Information and Significant Accounting Policies, Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

Nuveen Investments	47

Statement of Assets and Liabilities (Unaudited)

November 30, 2012

	Georgia	Louisiana	North Carolina	Tennessee
Assets
Investments, at value (cost $177,794,189, $119,526,667, $448,493,917 and $457,452,436, respectively)	$194,401,490	$130,720,673	$500,459,035	$510,943,706
Cash	5,765,204	—	10,110,395	8,746,270
Receivables:
Interest	3,044,531	1,652,376	6,497,143	5,958,324
Investments sold	—	1,325,965	4,970,635	2,447,350
Shares sold	735,114	926,640	2,363,361	2,054,918
Other assets	750	462	24,388	46,911
Total assets	203,947,089	134,626,116	524,424,957	530,197,479
Liabilities
Cash overdraft	—	36,759	—	—
Floating rate obligations	3,380,000	1,875,000	12,655,000	8,250,000
Unrealized depreciation on forward swaps	—	—	257,568	—
Payables:
Dividends	250,882	114,952	598,651	355,333
Investments purchased	2,984,160	926,828	21,877,390	2,390,570
Shares redeemed	309,282	136,066	959,008	2,174,632
Accrued expenses:
Trustees fees	680	445	24,299	46,844
Management fees	80,968	54,855	197,035	209,875
12b-1 distribution and service fees	41,806	34,111	66,054	131,373
Other	63,717	46,686	126,547	135,521
Total liabilities	7,111,495	3,225,702	36,761,552	13,694,148
Net assets	$196,835,594	$131,400,414	$487,663,405	$516,503,331
Class A Shares
Net assets	$113,807,119	$91,763,816	$198,093,769	$363,682,483
Shares outstanding	9,907,430	7,848,558	17,358,383	29,153,802
Net asset value per share	$11.49	$11.69	$11.41	$12.47
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$11.99	$12.20	$11.91	$13.02
Class B Shares
Net assets	$924,741	N/A	$893,185	$1,242,955
Shares outstanding	80,308	N/A	78,169	99,626
Net asset value and offering price per share	$11.51	N/A	$11.43	$12.48
Class C Shares
Net assets	$38,201,219	$32,071,927	$55,498,300	$118,837,939
Shares outstanding	3,336,628	2,753,292	4,864,922	9,539,324
Net asset value and offering price per share	$11.45	$11.65	$11.41	$12.46
Class I Shares
Net assets	$43,902,515	$7,564,671	$233,178,151	$32,739,954
Shares outstanding	3,836,410	645,203	20,371,493	2,627,432
Net asset value and offering price per share	$11.44	$11.72	$11.45	$12.46
Net assets consist of:
Capital paid-in	$186,846,212	$122,289,140	$443,587,429	$458,724,356
Undistributed (Over-distribution of) net investment income	101,394	109,108	484,516	779,629
Accumulated net realized gain (loss)	(6,719,313)	(2,191,840)	(8,116,090)	3,508,076
Net unrealized appreciation (depreciation)	16,607,301	11,194,006	51,707,550	53,491,270
Net assets	$196,835,594	$131,400,414	$487,663,405	$516,503,331
Authorized shares – per class	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$0.01	$0.01	$0.01	$0.01

N/A –	Louisiana does not offer Class B Shares.

See accompanying notes to financial statements.

48	Nuveen Investments

Statement of Operations (Unaudited)

Six Months Ended November 30, 2012

	Georgia	Louisiana	North Carolina	Tennessee
Investment Income	$4,239,806	$2,901,737	$10,000,739	$10,220,946
Expenses
Management fees	481,189	314,635	1,158,346	1,224,643
12b-1 service fees – Class A	107,699	85,855	184,542	347,962
12b-1 distribution and service fees – Class B	5,003	N/A	4,611	6,986
12b-1 distribution and service fees – Class C	134,075	109,775	196,114	401,753
Shareholder servicing agent fees and expenses	31,531	33,779	88,271	99,698
Interest expense on floating rate obligations	9,068	6,424	43,463	28,265
Custodian fees and expenses	16,062	11,351	38,371	38,166
Trustees fees and expenses	2,602	1,671	6,455	6,807
Professional fees	24,451	19,030	42,165	41,830
Shareholder reporting expenses	8,387	5,503	18,179	16,114
Federal and state registration fees	3,012	3,339	8,186	7,970
Other expenses	3,223	2,036	7,279	6,987
Total expenses before custodian fee credit	826,302	593,398	1,795,982	2,227,181
Custodian fee credit	(1,246)	(1,318)	(1,963)	(4,261)
Net expenses	825,056	592,080	1,794,019	2,222,920
Net investment income (loss)	3,414,750	2,309,657	8,206,720	7,998,026
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	141,688	(2,702)	255,988	1,858,319
Change in net unrealized appreciation (depreciation) of:
Investments	5,732,087	3,377,004	14,039,335	15,941,701
Forward swaps	—	—	205,040	—
Net realized and unrealized gain (loss)	5,873,775	3,374,302	14,500,363	17,800,020
Net increase (decrease) in net assets from operations	$9,288,525	$5,683,959	$22,707,083	$25,798,046

N/A –	Louisiana does not offer Class B Shares.

See accompanying notes to financial statements.

Nuveen Investments	49

Statement of Changes in Net Assets (Unaudited)

	Georgia		Louisiana
	Six Months Ended 11/30/12	Year Ended 5/31/12	Six Months Ended 11/30/12	Year Ended 5/31/12
Operations
Net investment income (loss)	$3,414,750	$7,020,339	$2,309,657	$4,321,628
Net realized gain (loss) from:
Investments	141,688	394,182	(2,702)	592,412
Forward swaps	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	5,732,087	10,637,298	3,377,004	7,117,516
Forward swaps	—	—	—	—
Net increase (decrease) in net assets from operations	9,288,525	18,051,819	5,683,959	12,031,556
Distributions to Shareholders
From net investment income:
Class A	(2,040,736)	(4,049,933)	(1,693,633)	(3,207,436)
Class B	(16,214)	(50,847)	N/A	N/A
Class C	(584,161)	(1,154,224)	(502,607)	(893,033)
Class I	(843,916)	(1,819,293)	(121,172)	(177,573)
From accumulated net realized gains:
Class A	—	—	—	—
Class B	—	—	N/A	N/A
Class C	—	—	—	—
Class I	—	—	—	—
Decrease in net assets from distributions to shareholders	(3,485,027)	(7,074,297)	(2,317,412)	(4,278,042)
Fund Share Transactions
Proceeds from sale of shares	19,095,764	22,169,503	22,460,401	24,430,902
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,871,458	3,309,628	1,574,074	2,686,831
	20,967,222	25,479,131	24,034,475	27,117,733
Cost of shares redeemed	(13,322,338)	(25,688,995)	(9,106,625)	(16,858,167)
Net increase (decrease) in net assets from Fund share transactions	7,644,884	(209,864)	14,927,850	10,259,566
Net increase (decrease) in net assets	13,448,382	10,767,658	18,294,397	18,013,080
Net assets at the beginning of period	183,387,212	172,619,554	113,106,017	95,092,937
Net assets at the end of period	$196,835,594	$183,387,212	$131,400,414	$113,106,017
Undistributed (Over-distribution of) net investment income at the end of period	$101,394	$171,671	$109,108	$116,863

N/A –	Louisiana does not offer Class B Shares.

See accompanying notes to financial statements.

50	Nuveen Investments

	North Carolina		Tennessee
	Six Months Ended 11/30/12	Year Ended 5/31/12	Six Months Ended 11/30/12	Year Ended 5/31/12
Operations
Net investment income (loss)	$8,206,720	$16,258,150	$7,998,026	$15,588,255
Net realized gain (loss) from:
Investments	255,988	669,536	1,858,319	2,325,123
Forward swaps	—	(1,535,000)	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	14,039,335	29,961,674	15,941,701	27,533,417
Forward swaps	205,040	(1,549,213)	—	—
Net increase (decrease) in net assets from operations	22,707,083	43,805,147	25,798,046	45,446,795
Distributions to Shareholders
From net investment income:
Class A	(3,382,203)	(6,417,350)	(5,879,602)	(12,149,278)
Class B	(14,417)	(48,365)	(19,603)	(60,591)
Class C	(817,902)	(1,516,980)	(1,525,834)	(2,736,503)
Class I	(4,266,339)	(8,327,223)	(512,761)	(701,258)
From accumulated net realized gains:
Class A	—	—	—	(928,618)
Class B	—	—	—	(5,305)
Class C	—	—	—	(237,639)
Class I	—	—	—	(51,215)
Decrease in net assets from distributions to shareholders	(8,480,861)	(16,309,918)	(7,937,800)	(16,870,407)
Fund Share Transactions
Proceeds from sale of shares	63,630,677	80,210,748	55,779,371	76,203,822
Proceeds from shares issued to shareholders due to reinvestment of distributions	4,612,250	6,846,513	5,543,294	10,656,658
	68,242,927	87,057,261	61,322,665	86,860,480
Cost of shares redeemed	(33,817,665)	(75,780,606)	(20,732,278)	(46,230,663)
Net increase (decrease) in net assets from Fund share transactions	34,425,262	11,276,655	40,590,387	40,629,817
Net increase (decrease) in net assets	48,651,484	38,771,884	58,450,633	69,206,205
Net assets at the beginning of period	439,011,921	400,240,037	458,052,698	388,846,493
Net assets at the end of period	$487,663,405	$439,011,921	$516,503,331	$458,052,698
Undistributed (Over-distribution of) net investment income at the end of period	$484,516	$758,657	$779,629	$719,403

See accompanying notes to financial statements.

Nuveen Investments	51

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

GEORGIA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains(b)	Total	Ending Net Asset Value	Total Return(c)
Class A (3/86)
2013(f)	$11.14	$.21	$.35	$.56	$(.21)	$—	$(.21)	$11.49	5.11%
2012	10.46	.44	.68	1.12	(.44)	—	(.44)	11.14	10.89
2011	10.66	.45	(.21)	.24	(.44)	—	(.44)	10.46	2.30
2010	10.27	.44	.39	.83	(.44)	—	(.44)	10.66	8.21
2009	10.66	.44	(.40)	.04	(.43)	—	(.43)	10.27	.53
2008	10.96	.43	(.29)	.14	(.43)	(.01)	(.44)	10.66	1.35
Class B (2/97)
2013(f)	11.17	.17	.34	.51	(.17)	—	(.17)	11.51	4.63
2012	10.50	.36	.67	1.03	(.36)	—	(.36)	11.17	9.99
2011	10.69	.37	(.20)	.17	(.36)	—	(.36)	10.50	1.66
2010	10.30	.36	.40	.76	(.37)	—	(.37)	10.69	7.45
2009	10.69	.37	(.41)	(.04)	(.35)	—	(.35)	10.30	(.40)
2008	10.98	.35	(.28)	.07	(.35)	(.01)	(.36)	10.69	.89
Class C (1/94)
2013(f)	11.10	.18	.35	.53	(.18)	—	(.18)	11.45	4.85
2012	10.43	.38	.67	1.05	(.38)	—	(.38)	11.10	10.24
2011	10.63	.39	(.21)	.18	(.38)	—	(.38)	10.43	1.75
2010	10.24	.38	.39	.77	(.38)	—	(.38)	10.63	7.68
2009	10.63	.39	(.41)	(.02)	(.37)	—	(.37)	10.24	(.04)
2008	10.93	.37	(.29)	.08	(.37)	(.01)	(.38)	10.63	.79
Class I (2/97)
2013(f)	11.10	.22	.35	.57	(.23)	—	(.23)	11.44	5.15
2012	10.43	.46	.67	1.13	(.46)	—	(.46)	11.10	11.07
2011	10.63	.47	(.21)	.26	(.46)	—	(.46)	10.43	2.54
2010	10.24	.46	.39	.85	(.46)	—	(.46)	10.63	8.48
2009	10.63	.46	(.40)	.06	(.45)	—	(.45)	10.24	.77
2008	10.93	.45	(.28)	.17	(.46)	(.01)	(.47)	10.63	1.58

52	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

$113,807	.82	%*	.81	%*	3.72	%*	3%
104,821	.84		.83		4.03		16
96,309	.83		.82		4.28		3
108,590	.84		.83		4.19		6
104,963	.86		.83		4.40		13
115,211	.82		.82		3.97		22

925	1.57	*	1.56	*	2.99	*	3
1,279	1.59		1.58		3.29		16
1,817	1.58		1.57		3.52		3
3,342	1.59		1.58		3.45		6
4,565	1.61		1.58		3.65		13
6,774	1.57		1.57		3.22		22

38,201	1.37	*	1.36	*	3.17	*	3
34,504	1.39		1.38		3.48		16
31,425	1.38		1.37		3.73		3
34,199	1.39		1.38		3.64		6
30,338	1.41		1.38		3.86		13
28,319	1.38		1.38		3.41		22

43,903	.62	*	.61	*	3.93	*	3
42,782	.64		.63		4.23		16
43,068	.63		.62		4.47		3
45,772	.64		.63		4.39		6
49,861	.66		.63		4.60		13
77,668	.63		.63		4.16		22

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Distributions from Capital Gains include short-term capital gains, if any.
(c)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 — General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2012.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	53

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

LOUISIANA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains(b)	Total	Ending Net Asset Value	Total Return(c)
Class A (9/89)
2013(f)	$11.38	$.23	$.31	$.54	$(.23)	$—	$(.23)	$11.69	4.77%
2012	10.55	.47	.83	1.30	(.47)	—	(.47)	11.38	12.53
2011	10.58	.46	(.02)	.44	(.47)	—	(.47)	10.55	4.27
2010	9.96	.46	.63	1.09	(.47)	—	(.47)	10.58	11.14
2009	10.83	.48	(.85)	(.37)	(.47)	(.03)	(.50)	9.96	(3.30)
2008	11.20	.48	(.34)	.14	(.46)	(.05)	(.51)	10.83	1.24
Class C (2/94)
2013(f)	11.34	.19	.32	.51	(.20)	—	(.20)	11.65	4.52
2012	10.51	.41	.83	1.24	(.41)	—	(.41)	11.34	11.97
2011	10.54	.41	(.03)	.38	(.41)	—	(.41)	10.51	3.70
2010	9.93	.40	.62	1.02	(.41)	—	(.41)	10.54	10.49
2009	10.80	.43	(.86)	(.43)	(.41)	(.03)	(.44)	9.93	(3.83)
2008	11.17	.41	(.33)	.08	(.40)	(.05)	(.45)	10.80	.70
Class I (2/97)
2013(f)	11.41	.24	.31	.55	(.24)	—	(.24)	11.72	4.87
2012	10.58	.49	.83	1.32	(.49)	—	(.49)	11.41	12.74
2011	10.61	.48	(.02)	.46	(.49)	—	(.49)	10.58	4.49
2010	9.99	.48	.63	1.11	(.49)	—	(.49)	10.61	11.35
2009	10.86	.49	(.84)	(.35)	(.49)	(.03)	(.52)	9.99	(3.09)
2008	11.23	.50	(.34)	.16	(.48)	(.05)	(.53)	10.86	1.46

54	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

$91,764	.86	%*	.85	%*	3.94	%*	5%
81,109	.87		.86		4.31		33
69,299	.84		.84		4.44		17
69,510	.86		.86		4.47		14
64,722	.95		.87		4.86		5
69,716	1.05		.87		4.31		17

32,072	1.41	*	1.40	*	3.39	*	5
26,990	1.42		1.41		3.74		33
21,819	1.39		1.39		3.89		17
21,609	1.41		1.41		3.91		14
14,929	1.50		1.42		4.30		5
13,071	1.60		1.42		3.76		17

7,565	.65	*	.64	*	4.12	*	5
5,007	.67		.66		4.47		33
3,305	.64		.64		4.61		17
3,109	.66		.66		4.62		14
857	.78		.70		4.93		5
92	.85		.67		4.52		17

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Distributions from Capital Gains include short-term capital gains, if any.
(c)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 — General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2012.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	55

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

NORTH CAROLINA
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income Loss(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains(b)		Total	Ending Net Asset Value	Total Return(c)
Class A (3/86)
2013(f)	$11.07	$.20	$.35	$.55	$(.21)	$—		$(.21)	$11.41	4.98%
2012	10.36	.41	.71	1.12	(.41)	—		(.41)	11.07	11.04
2011	10.53	.42	(.18)	.24	(.41)	—		(.41)	10.36	2.30
2010	10.02	.42	.49	.91	(.40)	—		(.40)	10.53	9.26
2009	10.21	.41	(.20)	.21	(.40)	—		(.40)	10.02	2.27
2008	10.41	.40	(.19)	.21	(.41)	—	*	(.41)	10.21	2.14
Class B (2/97)
2013(f)	11.08	.16	.36	.52	(.17)	—		(.17)	11.43	4.70
2012	10.38	.34	.70	1.04	(.34)	—		(.34)	11.08	10.15
2011	10.55	.34	(.18)	.16	(.33)	—		(.33)	10.38	1.56
2010	10.04	.34	.50	.84	(.33)	—		(.33)	10.55	8.48
2009	10.24	.34	(.21)	.13	(.33)	—		(.33)	10.04	1.39
2008	10.43	.33	(.19)	.14	(.33)	—	*	(.33)	10.24	1.46
Class C (10/93)
2013(f)	11.07	.17	.35	.52	(.18)	—		(.18)	11.41	4.70
2012	10.36	.35	.72	1.07	(.36)	—		(.36)	11.07	10.47
2011	10.53	.36	(.18)	.18	(.35)	—		(.35)	10.36	1.77
2010	10.03	.36	.49	.85	(.35)	—		(.35)	10.53	8.58
2009	10.22	.36	(.20)	.16	(.35)	—		(.35)	10.03	1.71
2008	10.41	.35	(.19)	.16	(.35)	—	*	(.35)	10.22	1.64
Class I (2/97)
2013(f)	11.10	.21	.36	.57	(.22)	—		(.22)	11.45	5.17
2012	10.40	.44	.70	1.14	(.44)	—		(.44)	11.10	11.15
2011	10.57	.44	(.18)	.26	(.43)	—		(.43)	10.40	2.53
2010	10.05	.44	.50	.94	(.42)	—		(.42)	10.57	9.56
2009	10.25	.43	(.21)	.22	(.42)	—		(.42)	10.05	2.36
2008	10.43	.42	(.17)	.25	(.43)	—	*	(.43)	10.25	2.51

56	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

$198,094	.82	%**	.80	%**	3.55	%**	5%
176,927	.81		.80		3.85		9
158,176	.80		.79		4.06		5
179,633	.82		.80		4.03		9
151,627	.87		.81		4.20		17
165,855	.91		.80		3.90		14

893	1.57	**	1.55	**	2.81	**	5
1,144	1.56		1.55		3.13		9
1,957	1.55		1.54		3.30		5
4,503	1.57		1.55		3.29		9
7,365	1.62		1.56		3.45		17
10,482	1.66		1.55		3.15		14

55,498	1.37	**	1.35	**	3.00	**	5
49,381	1.36		1.35		3.30		9
42,587	1.35		1.34		3.51		5
43,056	1.37		1.35		3.48		9
37,953	1.42		1.36		3.66		17
34,090	1.46		1.35		3.35		14

233,178	.62	**	.60	**	3.75	**	5
211,559	.61		.60		4.05		9
197,520	.60		.59		4.26		5
214,030	.62		.60		4.23		9
173,940	.67		.61		4.40		17
175,832	.71		.60		4.10		14

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Distributions from Capital Gains include short-term capital gains, if any.
(c)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 — General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2012.
*	Rounds to less than $0.01 per share.
**	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	57

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

TENNESSEE
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income Loss(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains(b)	Total	Ending Net Asset Value	Total Return(c)
Class A (11/87)
2013(f)	$12.04	$.21	$.43	$.64	$(.21)	$—	$(.21)	$12.47	5.33%
2012	11.24	.45	.83	1.28	(.45)	(.03)	(.48)	12.04	11.64
2011	11.40	.46	(.17)	.29	(.45)	—	(.45)	11.24	2.64
2010	10.91	.46	.48	.94	(.45)	—	(.45)	11.40	8.77
2009	11.12	.46	(.15)	.31	(.45)	(.07)	(.52)	10.91	3.06
2008	11.27	.45	(.09)	.36	(.45)	(.06)	(.51)	11.12	3.32
Class B (2/97)
2013(f)	12.04	.16	.44	.60	(.16)	—	(.16)	12.48	5.04
2012	11.24	.36	.83	1.19	(.36)	(.03)	(.39)	12.04	10.84
2011	11.40	.38	(.17)	.21	(.37)	—	(.37)	11.24	1.88
2010	10.91	.38	.48	.86	(.37)	—	(.37)	11.40	8.00
2009	11.13	.38	(.16)	.22	(.37)	(.07)	(.44)	10.91	2.21
2008	11.28	.37	(.09)	.28	(.37)	(.06)	(.43)	11.13	2.55
Class C (10/93)
2013(f)	12.02	.17	.44	.61	(.17)	—	(.17)	12.46	5.15
2012	11.23	.38	.83	1.21	(.39)	(.03)	(.42)	12.02	10.99
2011	11.39	.40	(.17)	.23	(.39)	—	(.39)	11.23	2.09
2010	10.90	.40	.48	.88	(.39)	—	(.39)	11.39	8.20
2009	11.11	.40	(.15)	.25	(.39)	(.07)	(.46)	10.90	2.49
2008	11.26	.39	(.09)	.30	(.39)	(.06)	(.45)	11.11	2.77
Class I (2/97)
2013(f)	12.02	.22	.44	.66	(.22)	—	(.22)	12.46	5.53
2012	11.23	.47	.82	1.29	(.47)	(.03)	(.50)	12.02	11.79
2011	11.39	.48	(.16)	.32	(.48)	—	(.48)	11.23	2.86
2010	10.90	.49	.47	.96	(.47)	—	(.47)	11.39	9.02
2009	11.11	.48	(.14)	.34	(.48)	(.07)	(.55)	10.90	3.29
2008	11.27	.47	(.09)	.38	(.48)	(.06)	(.54)	11.11	3.45

58	Nuveen Investments

Ratios/Supplemental Data
	Ratios to Average Net Assets(d)

Ending Net Assets (000)	Expenses Including Interest(e)		Expenses Excluding Interest		Net Invest- ment Income (Loss)		Portfolio Turnover Rate

$363,682	.80	%*	.79	%*	3.41	%*	4%
334,205	.82		.81		3.84		16
299,678	.81		.81		4.11		19
301,055	.82		.82		4.14		5
277,228	.83		.83		4.30		9
269,628	.88		.83		4.02		24

1,243	1.56	*	1.55	*	2.66	*	4
1,640	1.57		1.56		3.11		16
2,798	1.56		1.56		3.36		19
4,749	1.57		1.57		3.40		5
7,443	1.57		1.57		3.54		9
10,494	1.63		1.58		3.27		24

118,838	1.35	*	1.34	*	2.85	*	4
97,520	1.37		1.36		3.28		16
73,960	1.36		1.36		3.56		19
72,563	1.37		1.37		3.58		5
53,849	1.38		1.38		3.74		9
50,877	1.43		1.38		3.47		24

32,740	.60	*	.59	*	3.60	*	4
24,687	.62		.61		4.01		16
12,410	.61		.61		4.30		19
8,720	.61		.61		4.32		5
4,958	.63		.63		4.50		9
3,534	.68		.63		4.22		24

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Distributions from Capital Gains include short-term capital gains, if any.
(c)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(d)	Ratios do not reflect the effect of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(e)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 — General Information and Significant Accounting Policies, Inverse Floating Rate Securities.
(f)	For the six months ended November 30, 2012.
*	Annualized.

See accompanying notes to financial statements.

Nuveen Investments	59

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen Louisiana Municipal Bond Fund (“Louisiana”), Nuveen North Carolina Municipal Bond Fund (“North Carolina”) and Nuveen Tennessee Municipal Bond Fund (“Tennessee”) (each a “Fund” and collectively, the “Funds”), as diversified funds (non-diversified for Louisiana), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

On December 31, 2012, the Funds’ investment adviser converted from a Delaware corporation to a Delaware limited liability company. As a result, Nuveen Fund Advisers, Inc., a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), changed its name to Nuveen Fund Advisers, LLC (the “Adviser”). There were no changes to the identities or roles of any personnel as a result of the change.

Each Fund’s investment objective is to provide as high a level of current interest income exempt from regular federal, its respective state and, in some cases, its respective local income taxes as is consistent with preservation of capital. Under normal market conditions, each Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in municipal bonds that pay interest that is exempt from regular federal and its respective state personal income tax. Each Fund may invest without limit in securities that generate income subject to the alternative minimum tax. Under normal market conditions, each Fund invests at least 80% of its net assets in investment grade municipal bonds rated BBB/Baa or higher at the time of purchase by at least one independent rating agency, or, if unrated, judged by Nuveen Asset Management, LLC (the “Sub-Adviser”), a wholly-owned subsidiary of the Adviser, to be of comparable quality. Each Fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield” or “junk” bonds. Each Fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”).

The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principle investment strategies, and principal risks.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

Investment Valuation

Prices of municipal bonds and forward swap contracts are provided by a pricing service approved by the Funds’ Board of Trustees. These securities are generally classified as Level 2 for fair value measurement purposes. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds’ Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds’ Board of Trustees or its designee.

Refer to Footnote 2 – Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

60	Nuveen Investments

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to earmark securities in the Funds’ portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2012, Louisiana and North Carolina had outstanding when-issued/delayed delivery purchase commitments of $926,828 and $21,877,390, respectively. There were no outstanding purchase commitments in any of the other Funds.

Investment Income

Investment income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also reflects paydown gains and losses, if any.

Professional Fees

Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of Fund shareholders. Legal fee refund presented on the Statement of Operations reflects a refund of workout expenditures paid in a prior reporting period, when applicable.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

The Funds declare dividends from their net investment income daily and pay shareholders monthly. Fund shares begin to accrue dividends on the business day after the day when the monies used to purchase Fund shares are collected by the Funds’ transfer agent.

Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Share Classes and Sales Charges

Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within eighteen months of purchase. The Funds (excluding Louisiana) will issue Class B Shares upon the exchange of Class B Shares from another Nuveen mutual fund or for purposes of dividend reinvestment, but Class B Shares are not available for new accounts or for additional investment into existing accounts. Class B Shares were sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate

Nuveen Investments	61

Notes to Financial Statements (Unaudited) (continued)

security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended November 30, 2012, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

As of November 30, 2012, each Fund’s maximum exposure to the floating rate obligations issued by externally-deposited Recourse Trusts was as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Maximum exposure	$—	$3,000,000	$—	$—

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters for the Funds during the six months ended November 30, 2012, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Average floating rate obligations outstanding	$3,380,000	$1,875,000	$12,655,000	$8,250,000
Average annual interest rate and fees	0.54%	0.68%	0.69%	0.68%

Forward Swap Contracts

Each Fund is authorized to enter into forward interest rate swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader market. Forward interest rate swap transactions involve each Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of the Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increase or decrease. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on forward swaps” with the change during the fiscal period recognized on the Statement of Operations as a component of “Change in net unrealized appreciation (depreciation) of forward swaps.”

Each Fund may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as a component of “Net realized gain (loss) from forward swaps.” Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination.

62	Nuveen Investments

During the six months ended November 30, 2012, North Carolina continued to use a forward interest rate swap contract to reduce the target duration of its portfolio. The average notional amount of forward interest rate swap contracts outstanding during the six months ended November 30, 2012, was as follows:

North Carolina
Average notional amount of forward interest rate swap contracts outstanding*	$9,000,000
*	The average notional amount is calculated based on the outstanding notional at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal year.

Refer to Footnote 3 – Derivative Instruments and Hedging Activities for further details on forward swap contract activity.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Multiclass Operations and Allocations

Income and expenses of the Funds that were not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value

Nuveen Investments	63

Notes to Financial Statements (Unaudited) (continued)

measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

Georgia	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$194,401,490	$—	$194,401,490

Louisiana	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$130,720,673	$—	$130,720,673

North Carolina	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$500,459,035	$—	$500,459,035
Derivatives:
Forward Swaps**	—	(257,568)	—	(257,568)
Total	$—	$500,201,467	$—	$500,201,467

Tennessee	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$—	$510,943,706	$—	$510,943,706
*	Refer to the Fund’s Portfolio of Investments for industry classifications.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

64	Nuveen Investments

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which each Fund was invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1 – General Information and Significant Accounting Policies.

The following table presents the fair value of all derivative instruments held by the Funds as of November 30, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure. North Carolina invested in derivative instruments during the six months ended November 30, 2012.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
Interest Rate	Forward Swaps	—	$—	Unrealized depreciation on forward swaps	$(257,568)

The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended November 30, 2012, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Forward Swaps	North Carolina
Risk Exposure
Interest Rate	$—

Change in Net Unrealized Appreciation (Depreciation) of Forward Swaps	North Carolina
Risk Exposure
Interest Rate	$205,040

4. Fund Shares

Transactions in Fund shares were as follows:

	Georgia
	Six Months Ended 11/30/12		Year Ended 5/31/12
	Shares	Amount	Shares	Amount
Shares sold:
Class A	954,380	$10,778,320	924,245	$10,051,734
Class A – automatic conversion of Class B Shares	1,036	11,696	38,275	412,275
Class B	—	—	2,154	22,885
Class C	308,608	3,475,029	453,586	4,907,741
Class I	429,740	4,830,719	626,280	6,774,868
Shares issued to shareholders due to reinvestment of distributions:
Class A	119,714	1,351,883	228,225	2,473,567
Class B	1,107	12,517	3,132	33,958
Class C	29,376	330,696	55,623	601,198
Class I	15,666	176,362	18,549	200,905
	1,859,627	20,967,222	2,350,069	25,479,131
Shares redeemed:
Class A	(579,524)	(6,517,633)	(982,249)	(10,647,723)
Class B	(34,333)	(386,366)	(25,700)	(278,176)
Class B – automatic conversion to Class A Shares	(1,033)	(11,696)	(38,163)	(412,275)
Class C	(109,314)	(1,224,610)	(412,845)	(4,461,370)
Class I	(464,369)	(5,182,033)	(918,475)	(9,889,451)
	(1,188,573)	(13,322,338)	(2,377,432)	(25,688,995)
Net increase (decrease)	671,054	$7,644,884	(27,363)	$(209,864)

Nuveen Investments	65

Notes to Financial Statements (Unaudited) (continued)

	Louisiana
	Six Months Ended 11/30/12		Year Ended 5/31/12
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,249,685	$14,347,803	1,456,682	$16,129,434
Class A – automatic conversion of Class B Shares	—	—	39,309	443,313
Class B	—	—	49	543
Class C	463,280	5,306,874	554,676	6,122,260
Class I	243,682	2,805,724	155,557	1,735,352
Shares issued to shareholders due to reinvestment of distributions:
Class A	104,847	1,206,646	189,927	2,099,224
Class B	—	—	704	7,670
Class C	23,800	273,017	40,982	451,140
Class I	8,176	94,411	11,608	128,797
	2,093,470	24,034,475	2,449,494	27,117,733
Shares redeemed:
Class A	(634,153)	(7,276,705)	(1,128,294)	(12,480,631)
Class B	—	—	(24,962)	(272,313)
Class B – automatic conversion to Class A Shares	—	—	(39,343)	(443,313)
Class C	(114,055)	(1,308,400)	(291,120)	(3,209,022)
Class I	(45,424)	(521,520)	(40,863)	(452,888)
	(793,632)	(9,106,625)	(1,524,582)	(16,858,167)
Net increase (decrease)	1,299,838	$14,927,850	924,912	$10,259,566

	North Carolina
	Six Months Ended 11/30/12		Year Ended 5/31/12
	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,140,098	$23,963,063	2,168,886	$23,337,476
Class A – automatic conversion of Class B Shares	259	2,896	27,912	295,667
Class B	—	—	167	1,786
Class C	842,427	9,422,064	752,157	8,089,423
Class I	2,694,563	30,242,654	4,507,664	48,486,396
Shares issued to shareholders due to reinvestment of distributions:
Class A	234,458	2,628,008	379,534	4,084,813
Class B	1,121	12,561	3,484	37,378
Class C	48,830	547,065	89,225	958,466
Class I	126,670	1,424,616	162,839	1,765,856
	6,088,426	68,242,927	8,091,868	87,057,261
Shares redeemed:
Class A	(1,001,254)	(11,188,631)	(1,853,656)	(19,854,069)
Class B	(25,909)	(289,042)	(61,057)	(656,777)
Class B – automatic conversion to Class A Shares	(258)	(2,896)	(27,864)	(295,667)
Class C	(489,070)	(5,483,480)	(487,696)	(5,209,235)
Class I	(1,505,848)	(16,853,616)	(4,613,059)	(49,764,858)
	(3,022,339)	(33,817,665)	(7,043,332)	(75,780,606)
Net increase (decrease)	3,066,087	$34,425,262	1,048,536	$11,276,655

66	Nuveen Investments

	Tennessee
	Six Months Ended 11/30/12		Year Ended 5/31/12
	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,119,606	$25,751,228	3,407,455	$39,663,375
Class A – automatic conversion of Class B Shares	16,728	203,535	62,250	713,952
Class B	—	—	206	2,397
Class C	1,756,155	21,308,315	1,988,073	23,299,593
Class I	701,537	8,516,293	1,071,463	12,524,505
Shares issued to shareholders due to reinvestment of distributions:
Class A	342,995	4,183,426	734,303	8,547,718
Class B	1,186	14,441	3,501	40,648
Class C	82,140	1,001,365	144,260	1,679,199
Class I	28,217	344,062	33,317	389,093
	5,048,564	61,322,665	7,444,828	86,860,480
Shares redeemed:
Class A	(1,094,010)	(13,378,475)	(3,102,051)	(36,038,585)
Class B	(21,001)	(256,338)	(54,175)	(622,385)
Class B – automatic conversion to Class A Shares	(16,728)	(203,535)	(62,234)	(713,952)
Class C	(411,628)	(4,993,264)	(606,470)	(7,026,860)
Class I	(155,868)	(1,900,666)	(156,655)	(1,828,881)
	(1,699,235)	(20,732,278)	(3,981,585)	(46,230,663)
Net increase (decrease)	3,349,329	$40,590,387	3,463,243	$40,629,817

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions, where applicable) during the six months ended November 30, 2012, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Purchases	$10,543,505	$17,625,995	$59,956,139	$54,033,775
Sales and maturities	4,810,337	5,720,000	21,322,125	20,989,573

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2012, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives, where applicable), as determined on a federal income tax basis, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Cost of investments	$174,298,930	$117,651,221	$435,715,597	$448,561,751
Gross unrealized:
Appreciation	$16,895,325	$11,256,557	$52,089,293	$54,503,245
Depreciation	(173,365)	(62,105)	—	(371,290)
Net unrealized appreciation (depreciation) of investments	$16,721,960	$11,194,452	$52,089,293	$54,131,955

Permanent differences, primarily due to federal taxes paid and taxable market discount, resulted in reclassifications among the Funds’ components of net assets at May 31, 2012, the Funds’ last tax year end, as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Capital paid-in	$—	$1,729	$30,989	$7,372
Undistributed (Over-distribution of) net investment income	(7)	(3,474)	(37,482)	(20,326)
Accumulated net realized gain (loss)	7	1,745	6,493	12,954

Nuveen Investments	67

Notes to Financial Statements (Unaudited) (continued)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2012, the Funds’ last tax year end, were as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Undistributed net tax-exempt income*	$653,612	$460,494	$2,036,508	$1,138,093
Undistributed net ordinary income**	14,561	—	—	745,966
Undistributed net long-term capital gains	—	—	—	1,091,527
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2012 through May 31, 2012, and paid on June 1, 2012.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2012, was designated for purposes of the dividends paid deduction as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Distributions from net tax-exempt income	$7,078,668	$4,243,635	$16,277,889	$15,605,664
Distributions from net ordinary income**	—	—	—	206,166
Distributions from net long-term capital gains	—	—	—	1,016,611
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2012, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Georgia	Louisiana	North Carolina
Expiration:
May 31, 2016	$—	$—	$1,256,363
May 31, 2017	3,394,992	—	1,649,881
May 31, 2018	3,466,007	2,040,613	4,606,864
May 31, 2019	—	107,840	—
Total	$6,860,999	$2,148,453	$7,513,108

During the Funds’ last tax year ended May 31, 2012, the following Funds utilized capital loss carryforwards as follows:

	Georgia	Louisiana
Utilized capital loss carryforwards	$394,189	$311,473

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after December 31, 2010, will not be subject to expiration. During the Funds’ last tax year ended May 31, 2012, the following Fund generated post-enactment capital losses as follows:

North Carolina
Post-enactment losses:
Short-term	$—
Long-term	858,810

The Funds have elected to defer losses incurred from November 1, 2011 through May 31, 2012, the Funds’ last tax year end, in accordance with federal income tax rules. These losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer losses as follows:

North Carolina
Post-October capital losses	$161
Late-year ordinary losses	—

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

68	Nuveen Investments

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*	The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen Funds. Eligible assets do not include assets attributable to investments in other Nuveen Funds or assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2012, the complex-level fee rate for each of these Funds was ..1684%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for each Fund’s overall strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with the Sub-Advisor, under which the Sub-Adviser manages the investment portfolios of the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen–advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen–advised funds.

During the six months ended November 30, 2012, Nuveen Securities, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Sales charges collected	$177,886	$222,067	$241,825	$386,434
Paid to financial intermediaries	153,175	192,883	213,272	332,744

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended November 30, 2012, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Georgia	Louisiana	North Carolina	Tennessee
Commission advances	$65,414	$71,576	$146,824	$235,049

Nuveen Investments	69

Notes to Financial Statements (Unaudited) (continued)

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2012, the Distributor retained such 12b-1 fees as follows:

	Georgia	Louisiana	North Carolina	Tennessee
12b-1 fees retained	$22,894	$27,921	$40,740	$122,663

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months year ended November 30, 2012, as follows:

	Georgia	Louisiana	North Carolina	Tennessee
CDSC retained	$397	$3,607	$5,962	$6,597

8. New Accounting Pronouncements

Financial Accounting Standards Board (“FASB”) Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities

In December 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-11 (“ASU No. 2011-11”) to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting (“netting”) on the Statement of Assets and Liabilities. This information will enable users of the entity’s financial statements to evaluate the effect or potential effect of netting arrangements on the entity’s financial position. ASU No. 2011-11 is effective prospectively during interim or annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements amounts and footnote disclosures, if any.

70	Nuveen Investments

Notes

Nuveen Investments	71

Notes

72	Nuveen Investments

Notes

Nuveen Investments	73

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Maturity: For a bond fund or defined portfolio, the average of the stated maturity dates of the fixed-income securities held. In general, the longer the average maturity, the greater the fund’s or defined portfolio’s sensitivity to interest-rate changes, which means greater price fluctuation. A shorter average maturity usually means a less sensitive, and consequently, less volatile, portfolio.

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Gross Domestic Product (GDP): The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.

Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Lipper Georgia Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Georgia Municipal Debt Funds Classification Average. The Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Lipper North Carolina Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper North Carolina Municipal Debt Funds Classification. The Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. The Shareholders should note that the performance of the Lipper Other States Average represents the overall average of returns for funds from ten different states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.

Net Asset Value (NAV): The net market value of all securities held in a portfolio.

Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund’s total assets (securities, cash, and accrued earnings), subtracting the Funds’s liabilities, and dividing by the number of shares outstanding.

Pre-Refundings: Pre-Refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Georgia Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Georgia municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Louisiana Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Louisiana municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P North Carolina Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade North Carolina municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

S&P Tennessee Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade Tennessee municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

74	Nuveen Investments

Additional Fund Information

Fund Manager

Nuveen Fund Advisors, LLC

333 West Wacker Drive

Chicago, IL 60606

Sub-Adviser

Nuveen Asset Management, LLC

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. FINRA also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	75

Nuveen Investments:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the longterm goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates-Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management, and Gresham Investment Management. In total, Nuveen Investments managed approximately $220 billion as of September 30, 2012.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/mf

Distributed by Nuveen Securities, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-MS5-1112P

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date: February 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date: February 7, 2013

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date: February 7, 2013